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Fortis Stock Funds
Semiannual Report
FEBRUARY 28, 1999

FORTIS FINANCIAL GROUP

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
FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past year, refer to the Highlights box. The letters from the portfolio managers provide a more detailed analysis of the fund and financial markets.

The charts alongside the letters are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the portfolios invests, and the pie chart shows a breakdown of the portfolios' assets by sector. The portfolio changes show the largest investment decisions your portfolio manager has made over the period in response to changing market conditions.

The performance charts graphically compare the portfolios' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the portfolio may not hold. Also, the index does not deduct investment advisory fees and other fund expenses, whereas your portfolio does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Products and Services. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

CONTENTS

Schedules of Investments

  Fortis Asset Allocation Portfolio                   9
  Fortis Value Fund                                  17
  Fortis Growth & Income Fund                        20
  Fortis Capital Fund                                23
  Fortis Growth Fund                                 25
  Fortis Capital Appreciation Portfolio              27

Statements of Assets and Liabilities                 30

Statements of Operations                             32

Statements of Changes in Net Assets
  Fortis Asset Allocation Portfolio                  34
  Fortis Value Fund                                  35
  Fortis Growth & Income Fund                        36
  Fortis Capital Fund                                37
  Fortis Growth Fund                                 38
  Fortis Capital Appreciation Portfolio              39
Notes to Financial Statements                        40
Board of Directors and Officers                      53

  TOLL-FREE PERSONAL ASSISTANCE

   - Shareholder Services

   - (800) 800-2000, Ext. 3012

   - 7:30 a.m. to 5:30 p.m. CST, M-Th

   - 7:30 a.m. to 5:00 p.m. CST, F

  TOLL-FREE INFORMATION LINE

   - For daily account balances,
     transaction activity or net asset
     value information

   - (800) 800-2000, Ext. 4344

   - 24 hours a day

  FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

  TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1999

                                                 CLASS A      CLASS B      CLASS C      CLASS H      CLASS Z
                                                 --------     --------     --------     --------     --------
FORTIS ASSET ALLOCATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 16.91      $ 16.80      $ 16.74      $ 16.79           --
  End of period..............................    $ 18.22      $ 18.10      $ 18.02      $ 18.09           --
TOTAL RETURN                                       20.60%       20.33%       20.28%       20.34%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.139      $ 0.088      $ 0.088      $ 0.088           --
  From net realized gains on investments.....    $ 1.960      $ 1.960      $ 1.960      $ 1.960           --

FORTIS VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 11.85      $ 11.71      $ 11.72      $ 11.72           --
  End of period..............................    $ 12.70      $ 12.55      $ 12.55      $ 12.55           --
TOTAL RETURN                                       18.68%       18.39%       18.28%       18.28%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.049           --           --           --           --
  From net realized gains on investments.....    $ 1.302      $ 1.302      $ 1.302      $ 1.302           --

FORTIS GROWTH & INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 13.20      $ 13.16      $ 13.16      $ 13.16           --
  End of period..............................    $ 14.80      $ 14.76      $ 14.76      $ 14.76           --
TOTAL RETURN                                       16.24%       15.84%       15.84%       15.84%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.135      $ 0.080      $ 0.080      $ 0.080           --
  From net realized gains on investments.....    $ 0.390      $ 0.390      $ 0.390      $ 0.390           --

FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 22.37      $ 21.73      $ 21.73      $ 21.74           --
  End of period..............................    $ 21.78      $ 20.86      $ 20.86      $ 20.88           --
TOTAL RETURN                                       31.65%       31.21%       31.21%       31.26%          --
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 6.262      $ 6.262      $ 6.262      $ 6.262           --

FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 29.78      $ 28.85      $ 28.85      $ 28.86      $ 30.00
  End of period..............................    $ 27.55      $ 26.27      $ 26.27      $ 26.28      $ 27.89
TOTAL RETURN                                       25.23%       24.78%       24.78%       24.76%       25.46%
DISTRIBUTIONS PER SHARE:
  From net investment income.................
  From net realized gains on investments.....    $ 9.570      $ 9.570      $ 9.570      $ 9.570      $ 9.570

FORTIS CAPITAL APPRECIATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 26.42      $ 25.90      $ 25.92      $ 25.92           --
  End of period..............................    $ 27.26      $ 26.48      $ 26.50      $ 26.50           --
TOTAL RETURN                                       36.35%       36.04%       36.01%       36.01%          --
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 8.500      $ 8.500      $ 8.500      $ 8.500           --

PORTFOLIO COMPOSITION BY SECTOR AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common Stocks                              62.6%
Corporate Bonds-Investment Grade           12.1%
Asset Backed Securities                     7.3%
Cash Equivalents/Receivables                7.0%
U.S. Government Securities                  6.4%
Corporate Bonds-Non-Investment Grade        4.6%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  American International Group, Inc.                       1.8%
 2.  Microsoft Corp.                                          1.4%
 3.  MCI Worldcom, Inc.                                       1.4%
 4.  Frontier Corp.                                           1.4%
 5.  Equant NV                                                1.4%
 6.  Time Warner, Inc.                                        1.4%
 7.  Interpublic Group of Companies, Inc.                     1.3%
 8.  General Electric Co.                                     1.3%
 9.  Amgen, Inc.                                              1.3%
10.  Viacom Class B                                           1.2%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B shares Diamond                     +12.89%    +15.94%
Class B shares Diamond Diamond              +9.29%    +15.68%
Class C shares Diamond                     +12.82%    +15.86%
Class C shares Diamond Diamond             +11.82%    +15.86%
Class H shares Diamond                     +12.83%    +15.93%
Class H shares Diamond Diamond              +9.23%    +15.67%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS ASSET ALLOCATION PORTFOLIO

YOUR ASSET ALLOCATION PORTFOLIO
STOCKS, BONDS AND CASH BLENDED TO SMOOTH OUT THE HIGHS AND LOWS

During the six-month period ended February 28, 1999, the capital markets recovered from the lows registered in late August 1998. Our asset allocation mix was last changed in August 1998 to 65% equities, 30% fixed income and 5% cash which represented an increase of 5% for equities. This was done to take advantage of the stock market's weakness due to international economic concerns and liquidity problems in several large domestic hedge funds. The Federal Reserve responded to these pressures quite decisively by lowering interest rates three times which allowed the recovery in the capital markets. During this period, the Asset Allocation Class A shares with no sales charge produced a total return of 20.60%. The S&P 500 returned 30.27% over the same time period. The S&P 500 is the weighted average of 500 of the largest U.S. companies as calculated by S&P. The S&P contains no bonds while the fund's assets include 30% in fixed income, which causes the fund to have lower returns than the S&P 500.

Presently, the equity portion of the fund is most heavily weighted in the service, technology and health care sectors. Telecommunications is also a large weighting in the portfolio. During the six-month period ended February 28, 1999, the service and technology sectors were increased in weighting while the consumer cyclical sector was reduced.

Within the fixed income portion of the portfolio, we increased our exposure to corporate bonds during this period from 38.5% to 55%, as this sector fell precipitously out of favor at the end of August. "Flight to quality" (expressed as a greater demand for safety and liquidity) became the dominant behavior among fixed income investors due to their concerns about international economies and the potential effects on the U.S. economy. Liquidity in this sector dried up and investors required a higher premium on corporate bond yields. That yield premium (called spread) hit a historic high in October as hedge funds and some brokerage firms felt the pinch of the lack of liquidity in the fixed income markets. The portfolio benefited from this addition, since the liquidity crisis eased and the sector appreciated as investors view it now more favorably.

VALUE OF $10,000 INVESTED MARCH 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        LEHMAN BROTHERS                        FORTIS ASSET ALLOCATION PORTFOLIO
                                    AGGREGATE BOND INDEX***     S&P 500****                 CLASS A
3/1/89                                                $10,000         $10,000                             $9,525
90                                                    $11,274         $11,887                            $10,974
91                                                    $12,139         $13,626                            $12,273
92                                                    $13,914         $15,800                            $14,632
93                                                    $15,791         $17,481                            $15,654
94                                                    $17,524         $18,932                            $17,559
95                                                    $17,258         $20,323                            $17,950
96                                                    $19,227         $27,369                            $21,482
97                                                    $19,894         $34,524                            $24,051
98                                                    $21,889         $46,605                            $29,388
99                                                    $24,201         $55,804                            $33,328
Fortis Asset Allocation Portfolio
Average Annual Total Return
                                                       1 Year          5 Year                            10 Year
Class A*                                               +8.02%         +12.57%                            +12.79%
Class A**                                             +13.41%         +13.67%                            +13.34%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 *** An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
****  This is an unmanaged index of 500 common stocks.

TEN LARGEST STOCK PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                      ELIMINATIONS:
AT&T Corp.                      American Express Co.
Baxter International, Inc.      AutoZone, Inc.
Bell Atlantic Corp.             Cardinal Health, Inc.
Chancellor Media Corp.          Ingram Micro, Inc. Class A
Comcast Corp. Special Class A   Kmart Corp.
Equant NV NY Shares             Magna International, Inc.
Nabisco Holdings Corp. Class A   Class A
Perkin-Elmer Corp.              Monsanto Co.
Royal Dutch Petroleum Co. NY    Proffitt's, Inc.
 Shares                         St. Joe Company (The)
Tele-Communications, Inc.       Warner-Lambert Co.

COMPOSITION BY INDUSTRY AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                              37.7%
Banks                              10.6%
Financial Services                 10.6%
Oil - Crude Petroleum and Gas      10.2%
Telephone Services                  9.8%
Utilities-Electric                  4.7%
Aerospace and Equipment             3.8%
Cash Equivalents/Receivables        3.1%
Automobile Manufacturers            2.7%
Chemicals                           2.4%
Insurance                           2.3%
Leisure Time-Amusements             2.1%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Exxon Corp.                                              3.6%
 2.  Citigroup, Inc.                                          3.5%
 3.  AT & T Corp.                                             3.1%
 4.  Bell Atlantic Corp.                                      2.9%
 5.  BankAmerica Corp.                                        2.5%
 6.  Royal Dutch Petroleum Co. NY Shares                      2.1%
 7.  S & P 500 Depositary Receipt                             1.9%
 8.  Time Warner, Inc.                                        1.8%
 9.  Morgan Stanley Dean Witter & Co.                         1.6%
10.  Disney (Walt) Co.                                        1.6%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B shares Diamond                      -0.26%    +15.21%
Class B shares Diamond Diamond              -3.48%    +14.42%
Class C shares Diamond                      -0.27%    +15.21%
Class C shares Diamond Diamond              -1.07%    +15.21%
Class H shares Diamond                      -0.27%    +15.21%
Class H shares Diamond Diamond              -3.48%    +14.42%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              +  Shares were first offered to the public January 2, 1996.

FORTIS VALUE FUND

YOUR VALUE FUND
QUALITY STOCKS, INEXPENSIVELY PRICED
For the six-month period ended February 28, 1999, the S&P 500 Index increased 30.27% while the Fortis Value Fund returned 18.68% for Class A before sales charge. While we were disappointed in this performance, the average six-month return for value funds was 15.28% per Morningstar Principia. Therefore, the performance is comparable to other value funds.

The fund's primary strategy is to invest in companies with accelerating growth, where we anticipate a company's growth rate to rise over time. To the extent that we cannot find accelerating earnings, we focus on our secondary criteria, inexpensively valued growth. We continue to maintain adequate diversification across market sectors and remain focused on stock selection.

Texas Instruments was one of the fund's better performing stocks during the past few months. We've also recently added Sungard Data Systems and Suiza Foods, two companies we feel have relatively attractive prospects at reasonable valuations.

Looking ahead, we see the economy in the late stages of the current expansion and we expect to see slower economic growth. We believe that the health care sector is a logical place for us to invest in this kind of environment because companies in the business of providing goods and services used in the delivery of health care tend to enjoy relatively stable demand.

Rising interest rates or slowing global growth could negatively affect the future performance of the fund. We continue to monitor the effects of interest rates and the economy on the portfolio's holdings.

We remain focused on investing in accelerating growth or inexpensively valued growth. We believe that this investment philosophy will provide good returns to shareholders for the long term.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           FORTIS VALUE FUND
                              S&P 500***        CLASS A
1/2/96                            $10,000             $9,525
96                                $10,436             $9,687
97                                $13,165            $11,955
98                                $17,771            $15,173
99                                $21,279            $15,242
Fortis Value Fund
Average Annual Total Return
                                                       Since
                                   1 Year   January 2, 1996@
Class A*                           -4.32%            +14.26%
Class A**                          +0.46%            +16.03%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                                ELIMINATIONS:
AT&T Corp.                                Cooper Industries, Inc.
BankAmerica Corp.                         Fort James Corp.
Citigroup, Inc.                           Hubbell, Inc. Class B
Disney (Walt) Co.                         McGraw-Hill Companies, Inc.
Exxon Corp.                               Newell Co.
Ford Motor Co.                            Owens Corning
Hewlett-Packard Co.                       Sonoco Products Co.
McDonald's Corp.                          Temple-Inland, Inc.
Morgan Stanley Dean Witter & Co.          Tenet Healthcare Corp.
Time Warner, Inc.                         Wang Labs, Conv., Ser B 6.50%

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                             34.5%
Telephone Services                11.9%
Drugs                              7.6%
Oil-Crude Petroleum and Gas        6.6%
Natural Gas Transmissions          6.1%
Cash Equivalents/Receivables       5.4%
Food                               5.2%
Banks                              5.2%
Publishing                         5.0%
Financial Services                 4.5%
Utilities - Electric               4.1%
Telecommunications                 3.9%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  McGraw Hill Companies, Inc.                              3.5%
 2.  Enron Corp.                                              2.7%
 3.  SBC Communications, Inc.                                 2.6%
 4.  Household International, Inc.                            2.4%
 5.  AT&T Corp.                                               2.3%
 6.  Frontier Corp.                                           2.3%
 7.  Omnicom Group, Inc.                                      2.2%
 8.  Mobil Corp.                                              2.1%
 9.  Pharmacia and UpJohn, Inc.                               2.1%
10.  American International Group, Inc.                       2.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B shares Diamond                      +4.18%    +15.29%
Class B shares Diamond Diamond              +0.58%    +14.67%
Class C shares Diamond                      +4.18%    +15.29%
Class C shares Diamond Diamond              +3.18%    +15.29%
Class H shares Diamond                      +4.18%    +15.29%
Class H shares Diamond Diamond              +0.58%    +14.67%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              +  Shares were first offered to the public January 2, 1996.

FORTIS GROWTH & INCOME FUND

YOUR GROWTH & INCOME FUND
CONSERVATIVE GROWTH WITH QUARTERLY DIVIDENDS

During the six-month period ended February 28, 1999, the stock market recovered strongly from last autumn's market lows. An accommodative Federal Reserve lowered interest rates three times in response to international recessionary conditions and domestic liquidity problems of several hedge funds. This support ignited confidence in the capital markets, allowing the stock market to surge. International economic conditions remain under pressure, however, and the problem appears to be spreading to more countries. The US economy's growth has remained surprisingly strong, a condition that deserves close monitoring in the period ahead.

Over the past six months, the Growth & Income Fund Class A shares with no sales charge registered an increase of 16.24% which compares to a 30.27% rise in the S&P 500 Index. The index is the weighted average of 500 of the largest U.S. companies as calculated by Standard and Poor's. The Growth and Income Fund is a more conservative portfolio of stocks concentrating on a balance between future growth prospects and current income. During strong market advances, the fund is likely to underperform the index while during weaker market environments, the fund should outperform.

Emphasis continues on well-established companies with consistent growth prospects and regular dividend increases. The overall yield on the portfolio should be somewhat higher than that offered by the S&P 500. Currently, we favor the telecommunications, health care and service sectors of the economy. These sectors represent the heaviest weights in the portfolio at this time. Recent additions to the portfolio were made in the consumer staples sector while reductions were effected in the capital goods and consumer cyclical sectors.

Looking forward, a potentially slowing economy with continued low inflation prospects appears probable which should favor the consistent growing sectors that dominate this fund. Stock selection will remain focused on quality and consistency of earnings in the period ahead.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  FORTIS GROWTH & INCOME FUND
                                  S&P 500***                CLASS A
1/2/96                                 $10,000                           $9,525
96                                     $10,436                           $9,677
97                                     $13,165                          $11,745
98                                     $17,771                          $14,565
99                                     $21,279                          $15,287
Fortis Growth & Income Fund
Average Annual Total Return
                                                                          Since
                                        1 Year                 January 2, 1996@
Class A*                                -0.03%                          +14.37%
Class A**                               +4.95%                          +16.14%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

TEN LARGEST STOCK PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                           ELIMINATIONS:
Anheuser-Busch Companies, Inc.       American Express Co.
AT&T Corp.                           Crescent Real Estate Equities Co.
BankAmerica Corp.                    Fortune Brands, Inc.
Chevron Corp.                        Glaxo Wellcome plc ADR
France Telecom S.A. ADR              Lincoln National Corp.
Nabisco Holdings Corp. Class A       Minnesota Mining and Manufacturing
New Plan Excel Realty Trust           Co.
Pall Corp.                           Nuevo Energy Co., Conv., Ser A,
Royal Dutch Petroleum Co. NY Shares   5.75%
Schlumberger Ltd.                    Starwood Hotels & Resorts
                                     Teekay Shipping Corp.
                                     Tenneco, Inc. (with rights)

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                             43.1%
Telephone Services                                11.0%
Computer - Communication Equipment                 7.1%
Broadcasting                                       6.6%
Computer - Software                                5.9%
Drugs                                              5.9%
Insurance                                          4.4%
Business Services                                  3.7%
Biomedics, Genetics Research and Development       3.5%
Publishing                                         3.1%
Oil-Crude Petroleum and Gas                        3.0%
Cash Equivalents/Receivables                       2.7%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Equant NV NY Shares                                      3.1%
 2.  American International Group, Inc.                       3.0%
 3.  Microsoft Corp.                                          2.5%
 4.  Frontier Corp.                                           2.3%
 5.  Amgen, Inc.                                              2.3%
 6.  MCI Worldcom, Inc.                                       2.2%
 7.  Interpublic Group of Companies, Inc.                     2.1%
 8.  General Electric Co.                                     2.1%
 9.  Viacom, Inc. Class B                                     2.1%
10.  America Online, Inc.                                     2.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B shares Diamond                     +19.75%    +20.01%
Class B shares Diamond Diamond             +16.15%    +19.78%
Class C shares Diamond                     +19.75%    +20.01%
Class C shares Diamond Diamond             +18.75%    +20.01%
Class H shares Diamond                     +19.74%    +20.03%
Class H shares Diamond Diamond             +16.14%    +19.80%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS CAPITAL FUND

YOUR CAPITAL FUND
LONG-TERM GROWTH THROUGH LARGER, ESTABLISHED COMPANIES

The six-month period ended February 28, 1999, the Fortis Capital Fund essentially witnessed a recovery from last autumn's market lows. Significantly easier monetary policy by the Federal Reserve in response to deteriorating international economies and hedge fund liquidity problems allowed the equity markets to recover strongly. While concerns over liquidity problems in the market have faded, recessionary conditions abroad have actually spread further around the globe. The economy in the U.S., however, has remained surprisingly robust, spurred by low inflation and an accommodative Federal Reserve. The ability of the U.S. to remain a prosperous island in the recessionary world economy needs to be closely monitored in the months ahead.

The Capital Fund emphasizes large capitalization growth companies that are dominant in their field of business. These types of companies have led the market's advance over the past several years and it appears likely that this outperformance will continue given the potential uncertainties in the economy. For the six-months ended the fund was up 31.65%, for Class A with no sales charge, compared with 30.27% in the S&P 500 Index. Over the past six months, we have increased holdings in technology, telecommunications and the service sectors. Decreases in weightings were primarily in the consumer cyclical sector.

Looking ahead, earnings growth for the S&P 500 likely will be somewhat sluggish as the economy slows from the strong growth of late 1998. Inflation and interest rates will likely remain constrained over the intermediate term. Good stock selection among quality companies should prove to be a rewarding strategy in the period ahead.

VALUE OF $10,000 INVESTED MARCH 1, 1974

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            FORTIS CAPITAL FUND CLASS
                              S&P 500 ***               A
3/1/74                             $10,000                      $9,525
75                                  $8,890                      $8,605
76                                 $11,309                     $10,352
77                                 $11,782                     $10,356
78                                 $10,801                      $9,613
79                                 $12,596                     $11,642
80                                 $15,681                     $16,721
81                                 $19,045                     $23,147
82                                 $17,316                     $23,667
83                                 $23,915                     $35,543
84                                 $26,518                     $37,044
85                                 $32,011                     $43,152
86                                 $41,890                     $58,735
87                                 $54,233                     $76,915
88                                 $52,749                     $68,551
89                                 $59,013                     $72,365
90                                 $70,126                     $87,572
91                                 $80,406                    $100,827
92                                 $93,244                    $128,572
93                                $103,116                    $129,770
94                                $111,717                    $144,368
95                                $119,967                    $150,317
96                                $161,602                    $185,432
97                                $202,967                    $213,611
98                                $273,999                    $280,904
99                                $331,264                    $338,772
Fortis Capital Fund
Average Annual Total Return
                                    1 Year                      5 Year    10 Year   25 Years
Class A*                           +14.87%                     +17.45%    +16.12%    +15.13%
Class A**                          +20.60%                     +18.60%    +16.69%    +15.36%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
  ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                           ELIMINATIONS:
AT&T Corp.                           American Express Co.
Baxter International, Inc.           Cardinal Health, Inc.
Comcast Corp. Special Class A        Colgate-Palmolive Co.
Equant NV NY Shares                  Ingram Micro, Inc. Class A
Nabisco Holdings Corp. Class A       Kmart Corp.
Perkin-Elmer Corp.                   Magna International, Inc. Class A
Philip Morris Companies, Inc.        Monsanto Co.
Reader's Digest Association, Inc.    SmithKline Beecham plc ADR
 Class A                             Tiffany & Co.
Royal Dutch Petroleum Co. NY Shares  Warner-Lambert Co.
Tele-Communications, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                      37.5%
Computer-Software                          13.2%
Cash Equivalents/Receivables                8.1%
Drugs                                       6.6%
Retail - Specialty                          5.9%
Business Services                           5.3%
Advertising-Public Relations                4.9%
Financial Services                          4.0%
Telephone Services                          3.9%
Medical Supplies                            3.7%
Electronic-Semiconductor and
Capacitor                                   3.6%
Electronic Components                       3.3%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Home Depot, Inc.                                         2.6%
 2.  Waters Corp.                                             2.4%
 3.  MCI Worldcom, Inc.                                       2.3%
 4.  Kohl's Corp.                                             2.1%
 5.  Cisco Systems, Inc.                                      2.1%
 6.  Staples, Inc.                                            1.9%
 7.  Capital One Financial Corp.                              1.8%
 8.  Solectron Corp.                                          1.8%
 9.  Comverse Technology, Inc.                                1.8%
10.  Univision Communications, Inc.                           1.8%

CLASS B, C, H AND Z AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception
-------------------------------------------------------------
Class B shares Diamond                      +4.74%    +15.41%+
Class B shares Diamond Diamond              +1.14%    +15.15%+
Class C Shares Diamond                      +4.77%    +15.41%+
Class C Shares Diamond Diamond              +3.77%    +15.41%+
Class H shares Diamond                      +4.73%    +15.41%+
Class H shares Diamond Diamond              +1.13%    +15.15%+
Class Z shares                              +5.87%    +13.41%++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, H and Z) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase. Class Z has no sales charge or CDSC.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              + Since November 14, 1994 -- Date shares were first offered to the public.
             ++ Since March 1, 1996 -- Date shares were first offered to the public.

FORTIS GROWTH FUND

YOUR GROWTH FUND
MEDIUM-SIZED COMPANIES POISED TO BE TOMORROW'S LEADERS

For the six-month period ended February 28, 1999, the Fortis Growth Fund had a total return of 25.23% for Class A without sales charge. This compares to a 27.61% return for the S&P 400 MidCap Index. This index is the most relevant comparison for the Growth Fund, as the fund's primary investment focus is mid-capitalization stocks, typically with market capitalizations between $1 billion and $6 billion.

The primary reason for the fund's under-performance versus the Index was the presence of America Online in the MidCap Index. AOL rose 400% from September 1, 1998, until the end of the year, and contributed 6.7% of the Index's 27.40% total return. This was an unusually large impact from one stock. The fund had no position in AOL because we viewed it as a large capitalization stock. Indeed, AOL was added to the S&P 500 index at the end of the year. On the positive side, the fund had a material overweighting in technology, and this sector performed extremely well during this period. Many technology stocks increased more than 100% from their October lows to the February highs. In addition, the fund was overweighted in consumer cyclical stocks, mainly retailers. These sectors also performed extremely well with consumers seeing strong gains in personal income and with confidence levels high. The Fund was also very strong in commercial services. This sector was strong because it benefitted from outsourcing trends. Finally, the fund was underweighted in the two worst performing sectors, energy and basic materials. These sectors suffered from weak demand and excess supply.

During the course of the last year, the fund became more of a true mid-cap portfolio, as a number of large capitalization holdings were sold and replaced by holdings in companies with market capitalizations between $1 and $6 billion. The average market capitalization of the stocks in the portfolio at the end of 1998 was approximately $3 billion, and is expected to stay in that range for the foreseeable future. While large cap-stocks have outperformed mid-cap stocks over the past several years, we believe mid-cap stocks have provided superior returns to large-cap stocks without significantly greater risk over the long term.

Going forward, the fund will maintain a disciplined investment process by investing in a well diversified portfolio, with an emphasis on companies with strong earnings growth, upside earnings momentum, and reasonable valuation. We believe this approach offers the best potential for competitive performance.

The stock market outlook for 1999 is somewhat mixed. The U.S. economy remains healthy, as demonstrated by the 6.1% GDP growth in the fourth quarter of last year, subdued inflation, and low interest rates. The financial crisis in Asia and Latin America appears to have stabilized, although Japan still shows no signs of improvement. Corporate profit growth looks to be up mid to high single digits, and the Federal Reserve has demonstrated its willingness to ease interest rates in the face of emerging financial problems. Liquidity remains strong with no reduction in the flow of money into stock funds. However, offsetting this good news is the market's high valuation level. The strong stock market rally at the end of 1998 has returned most of the major indices to new highs, and the price/earnings ratio for the S&P 500 is at an all time high. All of these factors suggest that investors in 1999 may see more traditional equity returns of 10% to 12%, rather than the abnormally high returns experienced over the last four years.

VALUE OF $10,000 INVESTED MARCH 1, 1974

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                               FORTIS GROWTH FUND
                                           S&P 500***               CLASS A
3/1/74                                            $10,000                      $9,525
75                                                 $8,890                      $8,891
76                                                $11,309                     $11,519
77                                                $11,782                     $11,459
78                                                $10,801                     $11,946
79                                                $12,596                     $16,330
80                                                $15,681                     $25,108
81                                                $19,045                     $34,349
82                                                $17,316                     $36,388
83                                                $23,915                     $56,109
84                                                $26,518                     $56,182
85                                                $32,011                     $64,361
86                                                $41,890                     $86,885
87                                                $54,233                    $119,225
88                                                $52,749                     $97,863
89                                                $59,013                    $108,102
90                                                $70,126                    $133,027
91                                                $80,406                    $162,125
92                                                $93,244                    $223,942
93                                               $103,116                    $214,463
94                                               $111,717                    $259,562
95                                               $119,967                    $233,931
96                                               $161,602                    $308,404
97                                               $202,967                    $336,904
98                                               $273,999                    $414,437
99                                               $331,264                    $437,344
Fortis Growth Fund
Average Annual Total Return
                                                   1 Year                      5 Year        10 Year        25 Year
Class A*                                           +0.51%                      +9.92%        +14.44%        +16.31%
Class AA**                                         +5.53%                     +11.00%        +15.00%        +16.54%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a higher sales charge of 8.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                      ELIMINATIONS:
Best Buy Co., Inc.              Alaska Air Group, Inc.
Comverse Technology, Inc.       BMC Software, Inc.
Intuit, Inc.                    Concord EFS, Inc.
Keebler Foods Co.               HBO & Co.
Mallinckrodt Group, Inc.        Life Re Corp.
MedImmune, Inc.                 Microsoft Corp.
MindSpring Enterprises, Inc.    Platinum Technology, Inc.
Quintiles Transnational Corp.   Medtronic, Inc.
Teradyne, Inc.                  Uniphase Corp.
Xilinx, Inc.                    Waste Management, Inc.

COMPOSITION BY INDUSTRY
AS OF 2/28/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                        21.3%
Computer - Software                          22.0%
Business Services and Supplies                9.2%
Electronic Components                         8.5%
Health Care Services                          8.2%
Telecommunication Equipment                   6.3%
Educational Services                          5.5%
Drugs                                         5.2%
Financial Services                            4.8%
Retail - Variety and Variety Mail Order       3.1%
Electronic - Semiconductor and
Capacitor                                     2.5%
Retail - Clothing                             1.9%

TOP 10 HOLDINGS AS OF 2/28/99

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Mercury Interactive Corp.                                2.6%
 2.  Sunrise Assisted Living, Inc.                            1.8%
 3.  Insight Enterprises, Inc.                                1.7%
 4.  Gilat Satellite Networks Ltd.                            1.7%
 5.  Macrovision Corp.                                        1.6%
 6.  RF Micro Devices, Inc.                                   1.6%
 7.  Business Objects S.A. ADR                                1.5%
 8.  Abacus Direct Corp.                                      1.5%
 9.  Cognizant Technology
     Solutions Corp.                                          1.5%
10.  Flextronics International Ltd.                           1.5%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B shares Diamond                      +3.18%    +12.46%
Class B shares Diamond Diamond              -0.42%    +12.17%
Class C shares Diamond                      +3.17%    +12.48%
Class C shares Diamond Diamond              +2.17%    +12.48%
Class H shares Diamond                      +3.14%    +12.48%
Class H shares Diamond Diamond              -0.46%    +12.19%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1999.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL APPRECIATION PORTFOLIO

YOUR CAPITAL APPRECIATION PORTFOLIO
OPPORTUNITY THROUGH AMERICA'S ENTREPRENEURS

During the six-month period ended February 28, 1999, the Fortis Capital Appreciation Fund significantly outperformed both the Russell 2000 and Russell 2000 Growth Indices -- the widely used benchmarks for small capitalization portfolios. The fund was up 36.35%, for Class A with no sales charge, during the period vs. 13.20% for the Russell 2000, 24.20% for the Russell 2000 Growth Index and 30.27% for the S&P 500 Index. Most of the fund's outperformance occurred during the fourth quarter, when the fund gained 36.31% vs. 16.31% for the Russell 2000 and 23.64% for the Russell 2000 Growth Index. The fund was ranked in the top 5 percentile for 1998 in its Lipper category, small cap funds.

The year of 1998 was an extremely volatile year in the market and was especially tough for small cap stocks. The small cap indices significantly underperformed large cap with the Russell 2000 declining 2.55% vs. 21.88% increase for the Russell 1000, and a 28.6% gain for the S&P 500 Index. Small cap stocks were particularly weak during the great market sell-off this fall as investors flocked to large cap names in search of liquidity and a perceived "flight to quality". The sell-off created an opportunity for the fund to purchase quality growth companies at very attractive valuations. The performance of small cap stocks turned significantly after the first Federal Reserve easing of interest rates this fall. In addition, third quarter earnings demonstrated an acceleration earnings per share growth for small companies and a decline in growth rates for larger companies, making small stocks even more attractive.

The outperformance of the fund vs. its benchmark during the period is attributable to good stock selection, especially in the technology area. Flextronics Inc., a contract manufacturer for various technology companies, was up 141%, and Applied Microcircuits, a semi-conductor company which supplies to the telecommunications sector, was up 128%.

Going forward, we expect small cap stocks to perform well, given the current attractive relative valuations. We expect performance to be driven by continued strong earnings reports and a favorable interest rate environment. We are confident that the market will begin to recognize the relative superior earnings growth of small cap stocks by rewarding them with higher valuations.

The fund will maintain its disciplined investment process, investing in companies of below $1.5 billion market cap, with consistently higher than average earnings and revenue growth.

VALUE OF $10,000 INVESTED MARCH 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                          FORTIS CAPITAL APPRECIATION PORTFOLIO
                                                     S&P 500***                          CLASS A
3/1/89                                                      $10,000                                            $9,525
90                                                          $11,887                                           $12,286
91                                                          $13,626                                           $13,332
92                                                          $15,800                                           $18,588
93                                                          $17,481                                           $18,116
94                                                          $18,932                                           $22,786
95                                                          $20,323                                           $21,874
96                                                          $27,369                                           $30,135
97                                                          $34,524                                           $26,617
98                                                          $46,605                                           $33,744
99                                                          $55,804                                           $34,981
Fortis Capital Appreciation Portfolio
Average Annual Total Return
                                                             1 Year                                            5 Year        10 Year
Class A*                                                     -1.26%                                            +7.90%        +13.34%
Class A**                                                    +3.66%                                            +8.95%        +13.89%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/99

ADDITIONS:                      ELIMINATIONS:
Business Objects S.A. ADR       Acxiom Corp.
CheckFree Holdings Corp.        Apollo Group, Inc. Class A
Cognizant Technology Solutions  Cisco Systems, Inc.
 Corp.                          Dollar Tree Stores, Inc.
Gilat Satellite Networks Ltd.   Intermedia Communications,
GP Strategies Corp.              Inc.
Macrovision Corp.               Legato Systems, Inc.
RF Micro Devices, Inc.          McLeodUSA, Inc. Class A
Sunrise Assisted Living, Inc.   STERIS Corp.
Tetra Tech, Inc.                Sterling Commerce, Inc.
Verity, Inc.                    VERITAS Software Corp.
8

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-62.60%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              ADVERTISING-PUBLIC RELATIONS-1.35%
     41,000   Interpublic Group of Companies, Inc..........   $   2,056,909    $   3,067,312
                                                              -------------    -------------
              AIR FREIGHT-0.33%
      8,000   FDX Corp. (a)................................         764,840          764,000
                                                              -------------    -------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
        250   Highwaymaster Communications, Inc. (Warrants)
                (a) (e)....................................           4,547              219
                                                              -------------    -------------
              BANKS-1.66%
     24,200   Bank One Corp................................         848,687        1,300,750
     11,000   BankAmerica Corp.............................         753,414          718,437
     26,000   Mellon Bank Corp.............................       1,748,199        1,758,250
                                                              -------------    -------------
                                                                  3,350,300        3,777,437
                                                              -------------    -------------
              BEVERAGE-0.98%
     12,000   Anheuser-Busch Companies, Inc................         844,906          920,250
     35,000   PepsiCo, Inc.................................       1,430,887        1,316,875
                                                              -------------    -------------
                                                                  2,275,793        2,237,125
                                                              -------------    -------------
              BIOMEDICS, GENETICS RESEARCH AND
              DEVELOPMENT-1.96%
     24,000   Amgen, Inc. (a)..............................       1,468,882        2,997,000
     16,000   Centocor, Inc. (a)...........................         659,698          665,000
     10,000   Genentech, Inc. (a)..........................         768,297          798,125
                                                              -------------    -------------
                                                                  2,896,877        4,460,125
                                                              -------------    -------------
              BROADCASTING-3.94%
     31,000   Chancellor Media Corp. (a)...................       1,694,384        1,356,250
     30,000   Comcast Corp. Special Class A................       1,760,440        2,128,125
     30,000   Tele-Communications, Inc. (a)................       1,132,692        1,884,375
     20,000   USA Networks, Inc. (a).......................         736,706          795,000
     32,000   Viacom, Inc. Class B (a).....................       1,585,042        2,828,000
                                                              -------------    -------------
                                                                  6,909,264        8,991,750
                                                              -------------    -------------
              BROKERAGE AND INVESTMENT-0.30%
      9,000   Merrill Lynch & Co., Inc.....................         707,602          690,750
                                                              -------------    -------------
              BUILDING MATERIALS-1.20%
     32,000   Dayton Superior Corp. (a)....................         673,920          672,000
     79,000   Masco Corp...................................       2,167,573        2,073,750
                                                              -------------    -------------
                                                                  2,841,493        2,745,750
                                                              -------------    -------------
              BUSINESS SERVICES-1.96%
     25,500   Computer Sciences Corp. (a)..................       1,357,984        1,698,937
     48,000   Fiserv, Inc. (a).............................       1,276,473        2,256,000
      7,000   Tyco International Ltd.......................         551,725          521,062
                                                              -------------    -------------
                                                                  3,186,182        4,475,999
                                                              -------------    -------------
              CHEMICALS-SPECIALTY-0.53%
     28,000   Minerals Technologies, Inc...................       1,282,838        1,202,250
                                                              -------------    -------------
              COMPUTER-COMMUNICATION EQUIPMENT-3.86%
     17,000   Cisco Systems, Inc. (a)......................         542,176        1,662,812
     43,000   Equant NV NY Shares (a)......................       3,215,131        3,096,000
     32,000   NCR Corp. (a)................................       1,519,524        1,310,000
     11,500   Sun Microsystems, Inc. (a)...................         550,002        1,119,094
     54,000   Unisys Corp. (a).............................       1,326,033        1,609,875
                                                              -------------    -------------
                                                                  7,152,866        8,797,781
                                                              -------------    -------------

                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              COMPUTER-SOFTWARE-3.39%
     31,000   America Online, Inc. (a).....................   $     584,275    $   2,757,062
     10,000   Intuit, Inc. (a).............................         643,645          989,375
     22,000   Microsoft Corp. (a)..........................         873,980        3,302,750
     12,000   Oracle Corp. (a).............................         713,518          670,500
                                                              -------------    -------------
                                                                  2,815,418        7,719,687
                                                              -------------    -------------
              CONSUMER GOODS-0.56%
     15,000   Colgate-Palmolive Co.........................       1,256,150        1,273,125
                                                              -------------    -------------
              DRUGS-4.66%
     48,000   Abbott Laboratories..........................       1,350,637        2,229,000
     20,000   Eli Lilly & Co...............................       1,523,355        1,893,750
     31,500   Forest Laboratories, Inc. (a)................       1,163,929        1,557,281
      9,000   Johnson & Johnson............................         683,474          768,375
     45,000   Mylan Laboratories, Inc......................       1,101,241        1,229,062
      5,000   Pfizer, Inc..................................         480,043          659,687
     42,000   Pharmacia & Upjohn, Inc......................       2,036,445        2,286,375
                                                              -------------    -------------
                                                                  8,339,124       10,623,530
                                                              -------------    -------------
              ELECTRICAL EQUIPMENT-1.32%
     30,000   General Electric Co..........................       1,823,084        3,009,375
                                                              -------------    -------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.23%
      5,000   Intel Corp...................................         680,938          599,687
     16,000   Motorola, Inc................................       1,106,583        1,124,000
     12,000   Texas Instruments, Inc.......................         658,494        1,070,250
                                                              -------------    -------------
                                                                  2,446,015        2,793,937
                                                              -------------    -------------
              FINANCIAL SERVICES-1.04%
     27,000   Fannie Mae...................................         929,924        1,890,000
     14,200   MGIC Investment Corp.........................         484,010          483,688
                                                              -------------    -------------
                                                                  1,413,934        2,373,688
                                                              -------------    -------------
              FOOD-1.80%
     50,000   Groupe Danone ADR............................       1,550,000        2,496,875
     36,000   Nabisco Holdings Corp. Class A...............       1,595,030        1,597,500
                                                              -------------    -------------
                                                                  3,145,030        4,094,375
                                                              -------------    -------------
              HOTEL AND GAMING-1.04%
     67,000   Sun International Hotels Ltd. (a)............       2,909,645        2,382,688
                                                              -------------    -------------
              HOUSEHOLD PRODUCTS-0.41%
      8,000   Clorox Co....................................         801,476          946,500
                                                              -------------    -------------
              INSURANCE-2.63%
     36,000   American International Group, Inc............       1,728,250        4,101,750
     32,700   Hartford Life, Inc. Class A..................       1,156,666        1,896,600
                                                              -------------    -------------
                                                                  2,884,916        5,998,350
                                                              -------------    -------------
              MACHINERY-0.46%
     49,000   Pall Corp....................................       1,088,625        1,038,188
                                                              -------------    -------------
              MEDIA-0.24%
     23,000   Infinity Broadcasting Corp. (a)..............         471,500          546,250
                                                              -------------    -------------
              MEDICAL SUPPLIES-0.99%
     32,000   Baxter International, Inc....................       2,009,400        2,252,000
                                                              -------------    -------------
              MEDICAL TECHNOLOGY-0.74%
     24,000   Medtronic, Inc. (with rights)................         383,046        1,695,000
                                                              -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              NATURAL GAS TRANSMISSIONS-1.52%
     27,000   Enron Corp...................................   $   1,426,928    $   1,755,000
     46,000   Williams Companies, Inc......................       1,511,312        1,702,000
                                                              -------------    -------------
                                                                  2,938,240        3,457,000
                                                              -------------    -------------
              OFFICE EQUIPMENT AND SUPPLIES-0.83%
     16,000   Compaq Computer Corp.........................         761,234          564,000
     13,000   EMC Corp. (a)................................         656,773        1,330,875
                                                              -------------    -------------
                                                                  1,418,007        1,894,875
                                                              -------------    -------------
              OIL AND GAS FIELD SERVICES-0.64%
     30,000   Schlumberger Ltd.............................       1,555,365        1,456,875
                                                              -------------    -------------
              OIL-CRUDE PETROLEUM AND GAS-1.43%
      7,000   Chevron Corp.................................         596,644          538,125
     21,000   Exxon Corp...................................       1,534,032        1,397,813
     30,000   Royal Dutch Petroleum Co. NY Shares                 1,441,563        1,316,250
                                                              -------------    -------------
                                                                  3,572,239        3,252,188
                                                              -------------    -------------
              PERSONAL SERVICES-0.13%
     20,000   Service Corp. International..................         653,557          307,500
                                                              -------------    -------------
              PHOTOGRAPHIC-0.41%
     14,000   Eastman Kodak Co.............................       1,174,433          926,625
                                                              -------------    -------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-0.62%
     15,000   Perkin-Elmer Corp............................       1,535,372        1,421,250
                                                              -------------    -------------
              PUBLISHING-2.39%
     21,000   New York Times Co. Class A...................         740,880          651,000
     50,000   Reader's Digest Association, Inc. Class A....       1,407,820        1,700,000
     48,000   Time Warner, Inc.............................       1,333,425        3,096,000
                                                              -------------    -------------
                                                                  3,482,125        5,447,000
                                                              -------------    -------------
              RESTAURANTS AND FRANCHISING-1.01%
     27,200   McDonald's Corp..............................       1,692,634        2,312,000
                                                              -------------    -------------
              RETAIL-DEPARTMENT STORES-0.99%
     13,000   Dayton Hudson Corp...........................         732,030          813,313
     21,000   Kohl's Corp. (a).............................         205,711        1,449,000
                                                              -------------    -------------
                                                                    937,741        2,262,313
                                                              -------------    -------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              RETAIL-DISCOUNT STORES-1.67%
     15,000   Costco Companies, Inc. (a)...................   $     229,875    $   1,204,688
     30,000   Wal-Mart Stores, Inc.........................       1,576,984        2,591,250
                                                              -------------    -------------
                                                                  1,806,859        3,795,938
                                                              -------------    -------------
              RETAIL-GROCERY-0.74%
     26,000   Kroger Co. (a)...............................       1,379,102        1,681,875
                                                              -------------    -------------
              RETAIL-SPECIALTY-2.57%
     36,000   Home Depot, Inc..............................         310,987        2,148,750
     15,000   Rite Aid Corp................................         698,016          620,625
     16,000   Tiffany & Co.................................         769,858          915,000
     68,000   Walgreen Co..................................       1,111,580        2,176,000
                                                              -------------    -------------
                                                                  2,890,441        5,860,375
                                                              -------------    -------------
              TELECOMMUNICATIONS-0.27%
     10,000   Qwest Communications International, Inc.
                (a)........................................         559,653          614,375
                                                              -------------    -------------
              TELEPHONE SERVICES-6.80%
     25,000   AirTouch Communications, Inc. (a)............         680,248        2,276,563
     14,000   ALLTEL Corp..................................         697,525          838,250
     32,000   AT&T Corp....................................       2,117,136        2,628,000
     25,500   Bell Atlantic Corp...........................       1,372,923        1,464,656
     87,000   Frontier Corp................................       2,399,359        3,126,563
     38,500   MCI WorldCom, Inc. (a).......................         798,954        3,176,250
      7,000   NEXTLINK Communications, Inc. (a)............         307,678          320,250
     60,000   Vanguard Cellular Systems, Inc. Class A
                (a)........................................       1,378,627        1,672,500
                                                              -------------    -------------
                                                                  9,752,450       15,503,032
                                                              -------------    -------------
              TOBACCO-0.74%
     43,000   Philip Morris Companies, Inc.................       1,626,315        1,682,375
                                                              -------------    -------------
              UTILITIES-ELECTRIC-1.02%
     45,000   AES Corp. (a)................................       1,229,883        1,673,438
     25,000   Endesa S.A. ADR..............................         562,950          659,375
                                                              -------------    -------------
                                                                  1,792,833        2,332,813
                                                              -------------    -------------
              WASTE DISPOSAL-0.24%
     11,000   Waste Management, Inc........................         423,306          537,625
                                                              -------------    -------------
              TOTAL COMMON STOCKS..........................   $ 104,407,546    $ 142,703,225
                                                              -------------    -------------
                                                              -------------    -------------

ASSET BACKED SECURITIES-7.30%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 COMMERCIAL LOANS-4.04%
   $  806,798    DLJ Mortgage Acceptance Corp., 7.28% Ser
                   1996-CF1 Class A-1A 3-13-2028 (e)..........          AAA     $     812,699    $     824,919
    1,250,000    First Union-Lehman Brothers Commercial
                   Mortgage, 7.30% Ser 1997-C1 Class A2
                   12-18-2006.................................         Aaa*         1,261,323        1,298,562
      355,000    GMAC Commercial Mortgage Securities, Inc.,
                   7.085% Ser 1997-C1 Class E 12-15-2010......        Baa2*           356,639          343,622
      459,089    GS Mortgage Securities Corp. II Protective
                   Life, 7.02% Ser 1996-PL Class A1
                   3-1-2026...................................         Aaa*           459,060          458,010
    1,446,450    J.P. Morgan Commercial Mortgage Finance
                   Corp., 6.47% Ser 1996-C2 Class A
                   11-25-2027.................................          AAA         1,369,974        1,447,665
      755,990    Merrill Lynch Mortgage Investors, Inc., 6.76%
                   Variable Rate Ser 1995-C3 Class A1
                   12-26-2025.................................          AAA           762,620          766,499
      700,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................           AA           706,017          751,163
    1,750,000    Mortgage Capital Funding, Inc., 7.90% Ser
                   1996-MC1 Class B 2-15-2006.................          AA+         1,764,329        1,869,700
      470,000    Nationslink Funding Corp., 7.52% Ser 1996-1
                   Class A2 7-20-2005.........................          AAA           470,451          482,685

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $  951,527    Nationslink Funding Corp., 7.53% Ser 1996-1
                   Class A1 9-20-2002.........................          AAA     $     957,379    $     969,616
                                                                                -------------    -------------
                                                                                    8,920,491        9,212,441
                                                                                -------------    -------------
                 HOUSING-0.96%
      914,857    Green Tree Recreational, Equipment & Consumer
                   Trust, 6.71% Ser 1998-A Class A1H
                   5-15-2029..................................          AAA           911,033          910,466
      750,000    Money Store Home Improvement Trust, 7.41% Ser
                   1997-1 Class M1 5-15-2017..................           AA           752,928          766,410
      500,000    Money Store Residential Trust, 7.09%
                   1997-I-M1 7-15-2016........................           AA           499,925          499,200
                                                                                -------------    -------------
                                                                                    2,163,886        2,176,076
                                                                                -------------    -------------
                 MANUFACTURED HOMES-0.66%
    1,500,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................         Aa2*         1,494,141        1,512,075
                                                                                -------------    -------------
                 MULTI-FAMILY LOANS-1.27%
    1,500,000    DLJ Mortgage Acceptance Corp., 8.50%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1994-MF4 Class A2 4-18-2001................            A         1,514,375        1,523,925
    1,000,000    DLJ Mortgage Acceptance Corp., 8.80%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1993-12 Class B1 9-18-2003.................           NR           982,500        1,012,860
      431,445    Fund America Structured Transactions, L.P.,
                   Collateralized Note, 8.76% Ser 1996-1 Class
                   A Principal Only 1-1-2033 (f)(h)...........        Baa3*           326,100          344,078
                                                                                -------------    -------------
                                                                                    2,822,975        2,880,863
                                                                                -------------    -------------
                 WHOLE LOAN RESIDENTIAL-0.37%
      841,660    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................           AA           841,138          849,857
                                                                                -------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $  16,242,631    $  16,631,312
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-12.06%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
               AEROSPACE AND EQUIPMENT-0.45%
   $500,000    Lockheed Martin Corp., 7.65% Deb 5-1-2016....         BBB+     $     502,764    $     542,031
    500,000    Raytheon Co., 5.70% Note 11-1-2003...........          BBB           502,072          490,877
                                                                              -------------    -------------
                                                                                  1,004,836        1,032,908
                                                                              -------------    -------------
               AIR FREIGHT-0.22%
    486,311    Federal Express, 7.50% Pass Thru Certificate
                 Ser 1997-A 1-15-2018.......................          AAA           486,310          502,349
                                                                              -------------    -------------
               AIRLINES-0.22%
    500,000    Delta Airlines, 6.65% Note 3-15-2004 (i).....         BBB-           499,620          499,620
                                                                              -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.22%
    500,000    Dana Corp., 6.50% Note 3-1-2009 (i)..........           A-           497,145          497,145
                                                                              -------------    -------------
               AUTOMOBILE MANUFACTURERS-0.10%
    250,000    Ford Motor Co., 6.375% Deb 2-1-2029..........            A           247,044          237,816
                                                                              -------------    -------------
               BANKS-0.66%
    500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017
                 (f)........................................          AA+           499,097          495,668
    250,000    Bank One Corp., 6.00% Sub Note 2-17-2009.....           NR           249,055          244,493
    250,000    CoreStates Capital Corp., 6.75% Medium Term
                 Note 11-15-2006............................           A-           251,648          251,438
    500,000    St. Paul Bancorp, Inc., 7.125% Sr Note
                 2-15-2004..................................         BBB-           498,247          509,013
                                                                              -------------    -------------
                                                                                  1,498,047        1,500,612
                                                                              -------------    -------------
               BEVERAGE-0.11%
    250,000    Pepsi Bottling Holdings, Inc., 5.375% Deb
                 2-17-2004 (e)..............................            A           249,039          243,964
                                                                              -------------    -------------
               BROKERAGE AND INVESTMENT-0.66%
    500,000    Bear Stearns Capital Trust, 7.00% Variable
                 Rate Bond 1-15-2027........................          BBB           499,716          494,401
    250,000    Goldman Sachs Group, 6.50% Note 2-25-2009
                 (e)........................................           A+           250,000          245,850

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
   $750,000    Lehman Brothers Holdings, Inc., 7.375% Note
                 5-15-2004..................................            A     $     747,666    $     759,547
                                                                              -------------    -------------
                                                                                  1,497,382        1,499,798
                                                                              -------------    -------------
               CABLE TELEVISION-0.83%
    750,000    Comcast Cable Communications, 8.375% Note
                 5-1-2007...................................         BBB-           848,422          844,237
    500,000    Cox Communications, Inc., 6.40% Note
                 8-1-2008...................................           A-           512,366          505,540
    500,000    Viacom, Inc., 7.75% Sr Note 6-1-2005.........         BBB-           533,757          532,447
                                                                              -------------    -------------
                                                                                  1,894,545        1,882,224
                                                                              -------------    -------------
               CAPTIVE AUTO FINANCE-0.11%
    250,000    Toyota Motor Credit, 5.625% Note
                 11-13-2003.................................          AAA           249,614          247,276
                                                                              -------------    -------------
               CHEMICALS-0.19%
    500,000    Equistar Chemical, 7.55% Deb 2-15-2026.......         BBB-           481,232          437,600
                                                                              -------------    -------------
               CONSUMER FINANCE-0.22%
    500,000    Beneficial Corp., 6.33% Medium Term Note
                 12-18-2000.................................            A           497,538          500,431
                                                                              -------------    -------------
               DIVERSIFIED FINANCE-0.55%
    500,000    Associates Corp. N.A., 5.50% Sr Note
                 2-15-2002..................................          AA-           499,454          496,191
    750,000    AT&T Capital Corp., 7.50% Medium Term Note
                 11-15-2000.................................          BBB           749,401          760,939
                                                                              -------------    -------------
                                                                                  1,248,855        1,257,130
                                                                              -------------    -------------
               ENERGY-0.21%
    500,000    NGC Corp. Capital Trust, 8.32% Deb
                 6-1-2027...................................          BBB           500,000          486,405
                                                                              -------------    -------------
               FINANCIAL SERVICES-0.44%
    500,000    Homeside Lending, Inc., 6.875% Medium Term
                 Note 6-30-2002.............................           A+           499,884          504,120
    500,000    Prudential Insurance Co., 6.375% Sr Note
                 7-23-2006 (e)..............................           A+           497,916          496,762
                                                                              -------------    -------------
                                                                                    997,800        1,000,882
                                                                              -------------    -------------
               FOOD-0.22%
    500,000    Safeway, Inc., 6.05% Note 11-15-2003.........          BBB           499,186          498,118
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT AGENCIES-0.23%
    500,000    Quebec (Province of), 7.50% Yankee Bond
                 7-15-2002..................................           A+           511,141          522,735
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT-1.30%
    750,000    Alberta (Province of), 4.875% 10-29-2003.....          AA+           747,561          724,807
    500,000    Canada (Government of), 5.25% 11-5-2008......          AA+           499,888          480,675
    500,000    Manitoba (Province of), 5.50% 10-1-2008......          AA-           496,912          484,750
    500,000    Ontario (Province of), 5.50% 10-1-2008.......          AA-           497,133          482,980
    500,000    Ontario (Province of), 7.375% 1-27-2003......          AA-           535,392          526,720
    250,000    Poland (Republic of), 7.125% Yankee Bond
                 7-1-2004...................................         BBB-           248,975          259,687
                                                                              -------------    -------------
                                                                                  3,025,861        2,959,619
                                                                              -------------    -------------
               FOREST PRODUCTS-0.51%
    500,000    Fort James Corp., 6.50% Sr Note 9-15-2002....         BBB-           499,546          503,068
    600,000    Georgia-Pacific Corp., 9.625% Deb
                 3-15-2022..................................         BBB-           616,932          670,862
                                                                              -------------    -------------
                                                                                  1,116,478        1,173,930
                                                                              -------------    -------------
               HOUSING-0.21%
    500,000    Masco Corp., 6.625% Deb 4-15-2018............           A-           499,310          486,928
                                                                              -------------    -------------
               INDUSTRIAL-0.32%
    750,000    Tyco International Group, 6.875% Yankee Bond
                 1-15-2029..................................           A-           756,742          740,340
                                                                              -------------    -------------
               INSURANCE-0.22%
    500,000    Reliastar Financial Corp., 6.625% Note
                 9-15-2003..................................            A           516,218          503,375
                                                                              -------------    -------------
               LEASING-0.22%
    500,000    Ryder System, Inc., 6.60% Note 11-15-2005....         BBB+           499,836          493,080
                                                                              -------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
               MISCELLANEOUS-0.25%
   $100,000    New York (City of), 10.00% General Obligation
                 Taxable Bond Ser D 8-1-2005................           A-     $      99,639    $     111,609
    400,000    New York (City of), 10.00% General Obligation
                 Taxable Bond Ser D 8-1-2005
                 (Prerefunded 8-1-2001 @ 103)...............           A-           394,197          454,765
                                                                              -------------    -------------
                                                                                    493,836          566,374
                                                                              -------------    -------------
               NATURAL GAS TRANSMISSIONS-0.46%
    750,000    Tennessee Gas Pipeline, 7.50% Deb 4-1-2017...          BBB           738,554          781,167
    250,000    Trans-Canada Pipelines Ltd., 7.06% Note
                 10-14-2025.................................           A-           250,000          256,331
                                                                              -------------    -------------
                                                                                    988,554        1,037,498
                                                                              -------------    -------------
               NUCLEAR FUEL-0.11%
    250,000    USEC, Inc., 6.625% Sr Note 1-20-2006.........         BBB+           249,373          245,823
                                                                              -------------    -------------
               OIL-EQUIPMENT WELLS AND SERVICES-0.21%
    500,000    Petroleum Geo-Services, 6.25% Bond 11-19-2003
                 (e)........................................          BBB           497,907          487,888
                                                                              -------------    -------------
               REAL ESTATE-INVESTMENT TRUST-0.20%
    500,000    Meditrust, 7.82% Note 9-10-2026..............        Baa3*           523,018          452,874
                                                                              -------------    -------------
               SUPRA-NATIONAL-0.32%
    750,000    Corp Andina de Fomento, 7.10% Yankee Bond
                 2-1-2003...................................         BBB+           749,693          737,863
                                                                              -------------    -------------
               TELECOMMUNICATIONS-0.67%
    500,000    360 Communications Co., 7.50% Sr Note
                 3-1-2006...................................            A           499,106          539,912
    500,000    Sprint Capital Corp., 6.125% Deb
                 11-15-2008.................................           A-           499,638          492,236
    500,000    U.S. West Communications, 5.625% Note
                 11-15-2008.................................           A+           498,268          485,529
                                                                              -------------    -------------
                                                                                  1,497,012        1,517,677
                                                                              -------------    -------------
               TELEPHONE SERVICES-0.46%
    500,000    Century Telephone Enterprises, Inc., 6.15% Sr
                 Note1-15-2005..............................         BBB+           499,341          500,176
    500,000    GTE Corp., 7.51% Note 4-1-2009...............            A           496,371          549,656
                                                                              -------------    -------------
                                                                                    995,712        1,049,832
                                                                              -------------    -------------
               UTILITIES-ELECTRIC-0.96%
    500,000    Detroit Edison Co., 5.90% Medium Term Note
                 4-16-2001..................................           A-           503,561          499,150
    500,000    Duke Energy Corp., 6.00% Sr Note 12-1-2028...            A           488,089          460,585
    500,000    Madison Gas & Electric, 6.02% Sr Note
                 09-15-2008.................................          AA-           500,000          485,139
    750,000    Texas Utilities Electric Capital, 8.175% Deb
                 1-30-2037..................................          BBB           750,000          745,910
                                                                              -------------    -------------
                                                                                  2,241,650        2,190,784
                                                                              -------------    -------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $  27,510,534    $  27,490,898
                                                                              -------------    -------------
                                                                              -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-4.56%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.22%
   $500,000    Federal-Mogul Co., 7.375% Note 1-15-2006
                 (f)........................................          BB+     $     497,940    $     490,415
                                                                              -------------    -------------
               BROADCASTING-0.35%
    250,000    Chancellor Media Corp., 9.00% Deb
                 10-1-2008..................................            B           276,121          270,625
    500,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                 Sub Note 9-30-2005.........................            B           500,000          526,250
                                                                              -------------    -------------
                                                                                    776,121          796,875
                                                                              -------------    -------------
               CABLE TELEVISION-1.05%
    500,000    Adelphia Communications, Inc., 9.25% Sr Note
                 10-1-2002..................................           B+           507,902          529,375
    504,088    Australis Media Ltd., Sr Sub Disc Note
                 5-15-2003
                 (Zero coupon through 5-15-2000, thereafter
                 15.75%) (a)(e).............................            D           401,365                5
    500,000    CSC Holdings, Inc., 10.50% Sr Sub Deb
                 5-15-2016..................................          BB-           507,192          605,000

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                          Market
    Amount                                                       Rating         Cost (b)         Value (c)
   ---------                                                  -------------   -------------    -------------
   $500,000    Lenfest Communications, 8.25% Sr Sub Note
                 2-15-2008..................................          BB-     $     498,730    $     522,500
    500,000    Mediacom LLC/Capital Corp, 7.875% Sr Note
                 2-15-2011 (e)..............................           NR           492,963          491,250
    250,000    United International Holdings, 10.53% Sr Disc
                 Note 2-15-2008 (Zero coupon through
                 2-15-2003, thereafter 10.75%) (g)..........            B           167,847          165,000
    500,000    Wireless One, Inc., 13.00% Sr Note 10-15-2003
                 (a)........................................           CC           491,388           75,000
                                                                              -------------    -------------
                                                                                  3,067,387        2,388,130
                                                                              -------------    -------------
               COMPUTER-HARDWARE-0.25%
    500,000    Unisys Corp., 11.75% Sr Note 10-15-2004......          BB-           536,261          570,625
                                                                              -------------    -------------
               ENERGY-0.20%
    500,000    Energy Corp. of America, 9.50% Sr Sub Note
                 5-15-2007..................................            B           500,000          462,500
                                                                              -------------    -------------
               ENTERTAINMENT-0.12%
    250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                 8-15-2007..................................           B+           251,955          261,250
                                                                              -------------    -------------
               FOOD-MISCELLANEOUS-0.11%
    250,000    Luigino's, Inc., 10.00% Sr Sub Note 2-1-2006
                 (e)........................................           B-           250,174          250,625
                                                                              -------------    -------------
               FOREIGN-GOVERNMENT-0.16%
    500,000    United Mexican States, 6.25% Secured Note Ser
                 W-B 12-31-2019.............................           BB           377,725          373,750
                                                                              -------------    -------------
               TELECOMMUNICATIONS-1.29%
    500,000    Hyperion Telecommunication, 12.25% Sr Note
                 9-1-2004...................................           B+           541,818          532,500
    250,000    Intermedia Communications, Inc., 8.50% Sr
                 Note 1-15-2008.............................            B           256,055          235,937
    500,000    Iridium LLC/Capital Corp., 14.00% Deb
                 7-15-2005..................................         CCC+           555,507          420,000
    500,000    Nextel Communications, Inc., 10.33% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) (g)..........         CCC+           353,283          341,250
    500,000    Qwest Communications International, Inc.,
                 7.25% Sr Note 11-1-2008 (e)................          BB+           500,000          507,500
    500,000    Rogers Cantel, Inc., 9.375% Deb 6-1-2008.....          BB+           529,327          531,250
    500,000    Winstar Communications, Inc., 11.15% Sr Disc
                 Note 10-15-2005 (Zero coupon until
                 10-15-2000, thereafter 14.00%) (g).........         CCC+           445,581          368,750
                                                                              -------------    -------------
                                                                                  3,181,571        2,937,187
                                                                              -------------    -------------
               TELEPHONE SERVICES-0.11%
    250,000    McLeod USA, Inc., 8.125% Sr Note 2-15-2009
                 (e)........................................           B+           248,125          248,438
                                                                              -------------    -------------
               TEXTILE MANUFACTURING-0.23%
    500,000    Pillowtex Corp., 10.00% Deb 11-15-2006.......           B+           523,703          525,000
                                                                              -------------    -------------
               TRANSPORTATION-0.25%
    500,000    Greyhound Lines, Inc., 11.50% Deb
                 4-15-2007..................................           B-           536,948          573,750
                                                                              -------------    -------------
               UTILITIES-ELECTRIC-0.22%
    500,000    Niagara Mohawk Power, 7.25% Sr Note
                 10-1-2002..................................          BB+           497,533          508,060
                                                                              -------------    -------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $  11,245,443    $  10,386,605
                                                                              -------------    -------------
                                                                              -------------    -------------

U.S. GOVERNMENT SECURITIES-6.42%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.55%
                 MORTGAGE BACKED SECURITIES:
   $  641,833    6.00% 2013...................................   $     643,616    $     635,708
      276,479    6.30% 2008...................................         276,823          278,868
    1,451,454    6.63% 2005...................................       1,490,448        1,485,579
      320,641    7.50% 2027...................................         329,392          329,305
      653,892    8.00% 2025...................................         663,803          680,273
      119,960    9.00% 2016-2021..............................         118,031          127,238
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       3,522,113        3,536,971
                                                                 -------------    -------------

--------------------------------------------------------------------------------

    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
                 0.54%
                 MORTGAGE BACKED SECURITIES:
   $1,144,967    9.00% 2023...................................   $   1,182,178    $   1,221,601
       16,373    9.50% 2019...................................          16,240           17,651
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       1,198,418        1,239,252
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES -- 4.33%
                 BONDS:
    1,065,000    8.125% 2021..................................       1,420,212        1,363,750
                                                                 -------------    -------------
                                                                     1,420,212        1,363,750
                                                                 -------------    -------------
                 NOTES:
      300,000    5.50% 2028...................................         301,874          290,719
    2,150,000    6.125% 2007..................................       2,320,904        2,250,110
    2,000,000    6.625% 2007..................................       2,224,541        2,156,876
                                                                 -------------    -------------
                                                                     4,847,319        4,697,705
                                                                 -------------    -------------
                 STRIPS:
    4,550,000    5.59% zero coupon 2022(g)....................       1,231,526        1,130,670
    1,620,000    5.61% zero coupon 2018(g)....................         544,480          503,365
    7,100,000    5.68% zero coupon 2019(g)....................       2,319,901        2,173,090
                                                                 -------------    -------------
                                                                     4,095,907        3,807,125
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............      10,363,438        9,868,580
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............      15,083,969       14,644,803
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $ 174,490,123    $ 211,856,843
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-6.91%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-0.00%
   $    7,234    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.79%........   $       7,234
                                                                 -------------
                 DIVERSIFIED FINANCE-3.26%
    7,427,000    Norwest Bank Associates Corp., Master
                   Variable Rate Note, Current
                   rate -- 4.70%..............................       7,427,000
                                                                 -------------
                 INVESTMENT COMPANY-1.46%
    3,322,725    Norwest Advantage Cash Investment Fund,
                   Current rate -- 4.71%......................       3,322,725
                                                                 -------------
                 U.S. GOVERNMENT AGENCY-2.19%
    5,000,000    Federal National Mortgage Association, 4.84%,
                   3-15-1999..................................       4,990,104
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................      15,747,063
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $190,237,186) (B)..........................   $ 227,603,906
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At February 28, 1999, the cost of securities for federal income tax purposes was $190,309,585 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $42,908,319
Unrealized depreciation.....................................   (5,613,998)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $37,294,321
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.48% of total net assets as of February 28, 1999.

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired       Shares/Par   Security                                                                       Cost Basis
--------------------  -----------  -----------------------------------------------------------------------------  -----------
1997                     504,088   Australis Media Ltd. due 2000                                                   $ 401,365
1996                     806,798   DLJ Mortgage Acceptance Corp. due 2028 - 144A                                     812,699
1999                     250,000   Goldman Sachs Group due 2009 - 144A                                               250,000
1998                         250   Highwaymaster Communications, Inc. (Warrants) - 144A                                4,547
1999                     250,000   Luigino's, Inc. due 2006 - 144A                                                   250,174
1999                     250,000   McLeod USA, Inc. due 2009 - 144A                                                  248,125
1999                     500,000   Mediacom LLC/Capital Corp. due 2011 - 144A                                        492,963
1999                     250,000   Pepsi Bottling Holdings, Inc. due 2004 - 144A                                     249,039
1998                     500,000   Petroleum Geo-Services due 2003 - 144A                                            497,907
1998                     500,000   Prudential Insurance Co. due 2006 - 144A                                          497,916
1998                     500,000   Qwest Communications International, Inc. due 2008 - 144A                          500,000

    The aggregate value of these securities at February 28, 1999, was $3,797,420, which represents 1.67% of total net assets.
 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at February 28, 1999, was $1,330,161, which represents .58% of total net assets.
 (g) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (h) The interest rate disclosed for principal only strips represents the effective yield at February 28, 1999, based upon the estimated timing and amount of future cash flows. These investments have been identified by portfolio management as liquid securities. The aggregate value of these securities at February 28, 1999, was $344,078, which represents .15% of total net assets.
 (i) The cost of securities purchased on a when-issued basis at February 28, 1999, was $996,765.
  * Moody's Rating

FORTIS STOCK FUNDS
VALUE FUND
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-96.93%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              AEROSPACE AND EQUIPMENT-3.83%
      5,500   AlliedSignal, Inc............................   $    193,846    $    227,563
     10,000   Boeing Co....................................        319,360         355,625
      6,500   Goodrich (B.F.) Co...........................        225,805         221,812
      4,000   Lockheed Martin Corp.........................        210,636         150,750
      7,500   Raytheon Co. Class A.........................        405,075         396,562
      2,000   United Technologies Corp.....................        218,253         247,750
                                                              ------------    ------------
                                                                 1,572,975       1,600,062
                                                              ------------    ------------
              AUTOMOBILE MANUFACTURERS-2.68%
     10,500   Ford Motor Co................................        480,313         622,781
      6,000   General Motors Corp..........................        352,179         495,375
                                                              ------------    ------------
                                                                   832,492       1,118,156
                                                              ------------    ------------
              BANKS-10.59%
      6,300   Bank of New York Company, Inc................        173,480         220,106
     11,000   Bank One Corp................................        422,914         591,250
     16,200   BankAmerica Corp.............................        909,880       1,058,062
      7,400   Chase Manhattan Corp.........................        434,287         589,225
      9,000   First Union Corp.............................        462,084         479,812
      4,500   Fleet Financial Group, Inc...................        169,368         193,219
      3,500   Mellon Bank Corp.............................        197,913         236,687
      3,000   National City Corp...........................        221,258         209,625
      4,000   PNC Bank Corp................................        190,970         208,250
      3,000   State Street Corp............................        216,761         230,062
      2,000   Wachovia Corp................................        174,850         170,125
      6,000   Washington Mutual, Inc.......................        220,533         240,000
                                                              ------------    ------------
                                                                 3,794,298       4,426,423
                                                              ------------    ------------
              BROADCASTING-0.74%
      3,500   Viacom, Inc. Class B (a).....................        221,888         309,312
                                                              ------------    ------------
              BROKERAGE AND INVESTMENT-0.55%
      3,000   Merrill Lynch & Co., Inc.....................        149,883         230,250
                                                              ------------    ------------
              BUILDING MATERIALS-0.88%
     14,000   Masco Corp...................................        403,928         367,500
                                                              ------------    ------------
              BUSINESS SERVICES-1.33%
      3,500   Computer Sciences Corp. (a)..................        203,189         233,187
      8,000   Harte-Hanks, Inc.............................        204,548         207,000
      4,300   Viad Corp....................................        124,621         113,681
                                                              ------------    ------------
                                                                   532,358         553,868
                                                              ------------    ------------
              CABLE TELEVISION-0.85%
      6,500   Media One Group, Inc. (a)....................        244,597         354,250
                                                              ------------    ------------
              CHEMICALS-2.42%
      2,500   Dow Chemical Co..............................        226,401         245,937
     10,000   Du Pont (E.I.) de Nemours & Co...............        565,838         513,125
      5,500   Monsanto Co..................................        267,928         250,594
                                                              ------------    ------------
                                                                 1,060,167       1,009,656
                                                              ------------    ------------
              CHEMICALS-SPECIALTY-1.22%
      6,300   Air Products and Chemicals, Inc..............        242,764         202,387
      8,500   Morton International, Inc. (with rights).....        217,980         307,062
                                                              ------------    ------------
                                                                   460,744         509,449
                                                              ------------    ------------
              COMPUTER-COMMUNICATION EQUIPMENT-0.59%
     10,400   Wang Laboratories, Inc. (a)..................        243,279         248,300
                                                              ------------    ------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              COMPUTER-SOFTWARE-1.56%
      5,000   Electronic Data Systems Corp.................   $    203,431    $    232,500
     10,600   SunGard Data Systems, Inc. (a)...............        383,594         420,025
                                                              ------------    ------------
                                                                   587,025         652,525
                                                              ------------    ------------
              DIVERSIFIED COMPANIES-1.61%
      7,000   CBS Corp. (a)................................        194,803         258,125
      3,500   Minnesota Mining and Manufacturing Co.               259,218         259,219
      3,000   PPG Industries, Inc..........................        176,145         156,187
                                                              ------------    ------------
                                                                   630,166         673,531
                                                              ------------    ------------
              DRUGS-1.27%
      2,500   Johnson & Johnson............................        201,213         213,437
      5,800   Pharmacia & Upjohn, Inc......................        270,015         315,737
                                                              ------------    ------------
                                                                   471,228         529,174
                                                              ------------    ------------
              ELECTRONIC-CONTROLS AND EQUIPMENT-1.48%
      9,300   Hewlett-Packard Co...........................        464,843         617,869
                                                              ------------    ------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.57%
      5,500   Motorola, Inc................................        287,438         386,375
      3,000   Texas Instruments, Inc.......................        142,047         267,563
                                                              ------------    ------------
                                                                   429,485         653,938
                                                              ------------    ------------
              FASTENERS AND BEARINGS-0.58%
      3,500   Illinois Tool Works, Inc.....................        218,365         240,625
                                                              ------------    ------------
              FINANCIAL SERVICES-10.62%
      6,500   Associates First Capital Corp. Class A.......        250,123         264,063
     24,750   Citigroup, Inc...............................      1,037,217       1,454,063
      3,000   Conseco, Inc.................................        104,707          89,813
      9,200   Fannie Mae...................................        580,119         644,000
      8,100   Finova Group, Inc............................        435,794         411,581
      9,600   Household International, Inc.................        395,933         390,000
      2,000   J.P. Morgan & Company, Inc...................        174,356         222,875
      4,000   Marsh & McLennan Companies, Inc..............        216,656         283,250
      7,500   Morgan Stanley Dean Witter & Co..............        451,027         678,750
                                                              ------------    ------------
                                                                 3,645,932       4,438,395
                                                              ------------    ------------
              FOOD-1.02%
      8,000   ConAgra, Inc.................................        260,521         241,000
      5,000   Suiza Foods Corp. (a)........................        198,873         185,000
                                                              ------------    ------------
                                                                   459,394         426,000
                                                              ------------    ------------
              HEALTH CARE SERVICES-0.53%
     15,000   HEALTHSOUTH Corp. (a)........................        203,421         174,375
      5,100   Total Renal Care Holdings, Inc. (a)..........        139,460          45,263
                                                              ------------    ------------
                                                                   342,881         219,638
                                                              ------------    ------------
              HOTEL AND GAMING-0.55%
      6,500   Promus Hotel Corp. (with rights)(a)..........        206,926         228,719
                                                              ------------    ------------
              INSURANCE-2.32%
      6,500   Allstate Corp................................        263,036         243,750
      3,000   American General Corp........................        208,723         219,750
      3,500   CIGNA Corp...................................        243,679         274,750
      4,300   Hartford Financial Services Group, Inc.......        224,159         232,469
                                                              ------------    ------------
                                                                   939,597         970,719
                                                              ------------    ------------

FORTIS STOCK FUNDS
VALUE FUND (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              LEISURE TIME-AMUSEMENTS-2.14%
      5,500   Carnival Corp................................   $    238,460    $    244,750
     18,500   Disney (Walt) Co.............................        467,430         650,969
                                                              ------------    ------------
                                                                   705,890         895,719
                                                              ------------    ------------
              MACHINERY-0.43%
      8,500   Pall Corp....................................        203,527         180,094
                                                              ------------    ------------
              MACHINERY-OIL AND WELL-0.37%
      5,500   Halliburton Co...............................        189,660         155,375
                                                              ------------    ------------
              MACHINERY-SPECIALTY-1.08%
      9,500   Ingersoll-Rand Co............................        429,715         451,250
                                                              ------------    ------------
              MEDIA-0.88%
      3,500   Clear Channel Communications, Inc. (a).......        204,711         210,000
      2,500   Gannett Co., Inc.............................        167,330         158,750
                                                              ------------    ------------
                                                                   372,041         368,750
                                                              ------------    ------------
              MEDICAL SUPPLIES-1.18%
      7,000   Baxter International, Inc....................        455,531         492,625
                                                              ------------    ------------
              METALS-MINING AND MISCELLANEOUS-0.58%
      6,000   Alcoa, Inc...................................        240,603         243,000
                                                              ------------    ------------
              NATURAL GAS TRANSMISSIONS-1.14%
      6,500   Coastal Corp.................................        212,646         208,000
      4,100   Enron Corp...................................        201,439         266,500
                                                              ------------    ------------
                                                                   414,085         474,500
                                                              ------------    ------------
              OFFICE EQUIPMENT AND SUPPLIES-2.06%
     15,000   Compaq Computer Corp.........................        461,032         528,750
      6,000   Xerox Corp...................................        359,416         331,125
                                                              ------------    ------------
                                                                   820,448         859,875
                                                              ------------    ------------
              OIL AND GAS FIELD SERVICES-0.58%
      5,000   Schlumberger Ltd.............................        239,246         242,813
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-10.17%
      7,000   Anadarko Petroleum Corp......................        215,151         192,500
      6,000   Chevron Corp.................................        513,869         461,250
     20,000   Conoco, Inc. Class A.........................        448,545         406,250
     22,400   Exxon Corp...................................      1,628,509       1,491,000
      6,800   Mobil Corp...................................        533,492         565,675
     20,000   Royal Dutch Petroleum Co. NY Shares..........        998,354         877,500
      5,500   Texaco, Inc..................................        329,592         256,094
                                                              ------------    ------------
                                                                 4,667,512       4,250,269
                                                              ------------    ------------
              PAPER-0.83%
      3,500   International Paper Co.......................        156,471         147,000
      6,500   Mead Corp....................................        200,225         197,844
                                                              ------------    ------------
                                                                   356,696         344,844
                                                              ------------    ------------
              PHOTOGRAPHIC-0.55%
      3,500   Eastman Kodak Co.............................        276,131         231,656
                                                              ------------    ------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-0.55%
      4,000   Emerson Electric Co..........................        247,996         229,750
                                                              ------------    ------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              PUBLISHING-1.78%
     11,500   Time Warner, Inc.............................   $    718,001    $    741,750
                                                              ------------    ------------
              RAILROAD AND RAILROAD EQUIPMENT-1.01%
      5,000   Burlington Northern Santa Fe Corp............        149,405         165,625
      5,500   Union Pacific Corp...........................        250,306         257,813
                                                              ------------    ------------
                                                                   399,711         423,438
                                                              ------------    ------------
              RESTAURANTS AND FRANCHISING-1.42%
      7,000   McDonald's Corp..............................        406,047         595,000
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-2.04%
      2,500   May Department Stores Co.....................        149,860         148,125
     14,500   Saks, Inc. (a)...............................        384,840         521,094
      4,500   Sears, Roebuck & Co..........................        200,244         182,813
                                                              ------------    ------------
                                                                   734,944         852,032
                                                              ------------    ------------
              RETAIL-DISCOUNT STORES-0.54%
      7,500   Dollar General Corp..........................        197,917         224,531
                                                              ------------    ------------
              RETAIL-GROCERY-0.34%
      2,500   Albertson's, Inc.............................        150,254         142,500
                                                              ------------    ------------
              RETAIL-SPECIALTY-1.53%
      7,400   AutoZone, Inc. (a)...........................        188,512         259,000
     10,500   Cendant Corp. (a)............................        212,114         173,906
      3,500   Lowe's Companies, Inc........................        132,952         207,594
                                                              ------------    ------------
                                                                   533,578         640,500
                                                              ------------    ------------
              TELEPHONE SERVICES-9.81%
     16,000   AT&T Corp....................................        964,876       1,314,000
     21,000   Bell Atlantic Corp...........................      1,152,890       1,206,188
      9,000   BellSouth Corp...............................        355,193         416,250
      8,500   GTE Corp.....................................        580,958         551,438
      3,400   Sprint Corp..................................        133,059         291,763
      6,000   U S West, Inc................................        346,103         319,875
                                                              ------------    ------------
                                                                 3,533,079       4,099,514
                                                              ------------    ------------
              TOYS-0.53%
      6,000   Hasbro, Inc..................................        226,708         222,000
                                                              ------------    ------------
              UNIT INVESTMENT TRUST-1.92%
      6,500   S & P 500 Depositary Receipt.................        804,359         803,969
                                                              ------------    ------------
              UTILITIES-ELECTRIC-4.68%
      8,900   CMS Energy Corp..............................        412,785         368,238
      5,500   Consolidated Edison, Inc.....................        281,883         257,125
      3,500   Duke Energy Corp.............................        236,832         199,063
      7,500   Edison International.........................        204,406         191,250
      3,500   FPL Group, Inc...............................        229,949         180,031
      5,500   Public Service Enterprise....................        220,674         209,000
      6,500   Reliant Energy, Inc..........................        210,673         174,281
      6,500   Southern Co..................................        193,629         162,906
      6,000   Unicom Corp..................................        232,304         213,375
                                                              ------------    ------------
                                                                 2,223,135       1,955,269
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $ 37,459,265    $ 40,499,382
                                                              ------------    ------------
                                                              ------------    ------------

SHORT-TERM INVESTMENTS-2.89%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (c)
   ---------                                                   ------------
               BANKS-0.00%
   $  1,157    U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 4.79%........   $     1,157
                                                               ------------
               DIVERSIFIED FINANCE-1.08%
    449,000    Norwest Bank Associates Corp., Master
                 Variable Rate Note, Current
                 rate -- 4.70%..............................       449,000
                                                               ------------
               INVESTMENT COMPANY-1.81%
    757,751    Norwest Advantage Cash Investment Fund,
                 Current rate -- 4.71%......................       757,751
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................     1,207,908
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $38,667,173) (b)...........................   $41,707,290
                                                               ------------
                                                               ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1999, the cost of securities for federal income tax purposes was $38,937,084 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  4,581,184
Unrealized depreciation.....................................    (1,810,978)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,770,206
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.10% of total net assets as of February 28, 1999.

FORTIS STOCK FUNDS
GROWTH & INCOME FUND
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-88.86%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (a)       Value (b)
   --------                                                   ------------    ------------
              ADVERTISING-PUBLIC RELATIONS-0.53%
      3,000   Interpublic Group of Companies, Inc..........   $    226,098    $    224,437
                                                              ------------    ------------
              AEROSPACE AND EQUIPMENT-1.46%
      5,000   United Technologies Corp.....................        359,512         619,375
                                                              ------------    ------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-0.96%
     13,500   Genuine Parts Co.............................        441,333         404,156
                                                              ------------    ------------
              BANKS-5.15%
     11,350   Bank One Corp................................        510,589         610,062
      6,000   BankAmerica Corp.............................        410,953         391,875
      3,000   Chase Manhattan Corp.........................        225,555         238,875
      8,000   Fleet Financial Group, Inc...................        284,240         343,500
     11,000   Valley National Bancorp......................        385,999         281,875
      7,800   Washington Mutual, Inc.......................        295,151         312,000
                                                              ------------    ------------
                                                                 2,112,487       2,178,187
                                                              ------------    ------------
              BASIC INDUSTRY-0.36%
      4,000   Autoliv, Inc.................................        162,970         152,000
                                                              ------------    ------------
              BEVERAGE-0.91%
      5,000   Anheuser-Busch Companies, Inc................        303,909         383,437
                                                              ------------    ------------
              BROKERAGE AND INVESTMENT-0.54%
      3,000   Merrill Lynch & Co., Inc.....................        235,867         230,250
                                                              ------------    ------------
              BUSINESS SERVICES-2.59%
      5,000   Deluxe Corp..................................        189,509         169,375
     14,000   Omnicom Group, Inc...........................        492,032         927,500
                                                              ------------    ------------
                                                                   681,541       1,096,875
                                                              ------------    ------------
              CHEMICALS-0.79%
      6,500   Du Pont (E.I.) de Nemours & Co...............        481,867         333,531
                                                              ------------    ------------
              DRUGS-7.61%
     11,500   Abbott Laboratories..........................        355,528         534,031
      8,000   American Home Products Corp..................        445,164         476,000
      5,400   Johnson & Johnson............................        374,857         461,025
      8,000   Merck & Co., Inc.............................        348,981         654,000
     16,000   Pharmacia & Upjohn, Inc......................        631,339         871,000
      4,000   Schering-Plough Corp.........................        224,953         223,750
                                                              ------------    ------------
                                                                 2,380,822       3,219,806
                                                              ------------    ------------
              ELECTRICAL EQUIPMENT-1.78%
      7,500   General Electric Co..........................        421,048         752,344
                                                              ------------    ------------
              FINANCIAL SERVICES-4.51%
      3,000   Fannie Mae...................................        116,010         210,000
     25,000   Household International, Inc.................      1,087,822       1,015,625
      6,300   Marsh & McLennan Companies, Inc..............        328,037         446,119
      9,702   MBNA Corp....................................         93,145         235,273
                                                              ------------    ------------
                                                                 1,625,014       1,907,017
                                                              ------------    ------------
              FOOD-5.23%
     12,000   Groupe Danone ADR............................        431,348         599,250
      8,400   Heinz (H.J.) Co..............................        347,913         457,275
     10,000   Nabisco Holdings Corp. Class A...............        443,064         443,750
     13,000   Quaker Oats Co...............................        693,000         710,125
                                                              ------------    ------------
                                                                 1,915,325       2,210,400
                                                              ------------    ------------

                                                                                 Market
    Shares                                                      Cost (a)       Value (b)
   --------                                                   ------------    ------------
              HAND TOOLS AND GENERAL HARDWARE-0.57%
      8,500   Snap-On, Inc.................................   $    307,430    $    240,125
                                                              ------------    ------------
              HOUSEHOLD PRODUCTS-1.40%
      5,000   Clorox Co....................................        329,895         591,562
                                                              ------------    ------------
              INSURANCE-3.51%
      7,514   American International Group, Inc............        408,524         856,126
     32,800   LaSalle Re Holdings Ltd......................        962,598         627,300
                                                              ------------    ------------
                                                                 1,371,122       1,483,426
                                                              ------------    ------------
              LEISURE TIME-AMUSEMENTS-1.30%
      6,300   Disney (Walt) Co.............................        217,334         221,681
     10,000   Royal Caribbean Cruises Ltd..................        203,125         330,000
                                                              ------------    ------------
                                                                   420,459         551,681
                                                              ------------    ------------
              MACHINERY-0.90%
     18,000   Pall Corp....................................        432,759         381,375
                                                              ------------    ------------
              MEDICAL SUPPLIES-1.16%
      7,000   Baxter International, Inc....................        325,992         492,625
                                                              ------------    ------------
              NATURAL GAS TRANSMISSIONS-6.10%
      6,900   Columbia Energy Group........................        393,583         348,450
     15,072   El Paso Energy Corp..........................        402,835         549,186
     17,712   Enron Corp...................................        737,108       1,151,280
     14,400   Williams Companies, Inc......................        346,937         532,800
                                                              ------------    ------------
                                                                 1,880,463       2,581,716
                                                              ------------    ------------
              OIL AND GAS FIELD SERVICES-0.92%
      8,000   Schlumberger Ltd.............................        414,764         388,500
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-6.57%
      5,000   Chevron Corp.................................        434,637         384,375
     15,000   Conoco, Inc. Class A.........................        345,000         304,688
      6,000   Exxon Corp...................................        318,656         399,375
     10,500   Mobil Corp...................................        780,215         873,469
      8,000   Royal Dutch Petroleum Co. NY Shares..........        384,417         351,000
     10,000   Texaco, Inc..................................        500,373         465,625
                                                              ------------    ------------
                                                                 2,763,298       2,778,532
                                                              ------------    ------------
              OIL-MISCELLANEOUS-0.60%
      2,999   BP Amoco Plc ADR.............................        186,015         254,915
                                                              ------------    ------------
              PHOTOGRAPHIC-1.25%
      8,000   Eastman Kodak Co.............................        550,478         529,500
                                                              ------------    ------------
              PUBLISHING-4.96%
     13,500   McGraw-Hill Companies, Inc...................        906,467       1,477,406
     18,200   Reader's Digest Association, Inc. Class A....        515,853         618,800
                                                              ------------    ------------
                                                                 1,422,320       2,096,206
                                                              ------------    ------------
              REAL ESTATE-INVESTMENT TRUST-3.23%
     18,000   Cornerstone Properties, Inc..................        279,084         272,250
     11,140   Equity Office Properties Trust...............        258,587         286,855
      8,000   Manufactured Home Communities, Inc...........        208,480         186,000
     23,082   New Plan Excel Realty Trust..................        502,263         478,952
      4,000   Spieker Properties, Inc......................        143,869         143,000
                                                              ------------    ------------
                                                                 1,392,283       1,367,057
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-0.48%
      5,000   Sears, Roebuck & Co..........................        273,120         203,125
                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (a)       Value (b)
   --------                                                   ------------    ------------
              RETAIL-SPECIALTY-2.64%
     14,200   Intimate Brands, Inc.........................   $    328,093    $    558,238
     13,500   Rite Aid Corp................................        344,341         558,563
                                                              ------------    ------------
                                                                   672,434       1,116,801
                                                              ------------    ------------
              SHIP BUILDING, SHIPPING-0.52%
     10,000   Sea Containers Ltd. Class A..................        433,616         218,750
                                                              ------------    ------------
              TELECOMMUNICATIONS-3.88%
     12,400   Ameritech Corp...............................        481,297         810,650
      9,100   France Telecom S.A. ADR......................        635,792         830,944
                                                              ------------    ------------
                                                                 1,117,089       1,641,594
                                                              ------------    ------------
              TELEPHONE SERVICES-11.87%
     10,000   ALLTEL Corp..................................        432,195         598,750
     12,000   AT&T Corp....................................        786,576         985,500
      3,400   Bell Atlantic Corp...........................        199,136         195,288
                                                                                 Market
    Shares                                                      Cost (a)       Value (b)
   --------                                                   ------------    ------------
     26,500   Frontier Corp................................   $    782,851    $    952,344
     10,400   GTE Corp.....................................        505,272         674,700
     21,000   SBC Communications, Inc......................        754,920       1,110,375
      9,400   U S West, Inc................................        372,996         501,138
                                                              ------------    ------------
                                                                 3,833,946       5,018,095
                                                              ------------    ------------
              TOBACCO-1.53%
     16,500   Philip Morris Companies, Inc.................        690,124         645,563
                                                              ------------    ------------
              UTILITIES-ELECTRIC-3.05%
     10,128   Duke Energy Corp.............................        420,128         576,030
     27,000   Endesa S.A. ADR..............................        507,710         712,125
                                                              ------------    ------------
                                                                   927,838       1,288,155
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $ 31,093,238    $ 37,581,118
                                                              ------------    ------------
                                                              ------------    ------------

PREFERRED STOCKS-3.25%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (a)       Value (b)
   --------                                                   ------------    ------------
              CONSTRUCTION-0.67%
     5,500    Sealed Air Corp., Conv. Ser A................   $   354,052     $   283,250
                                                              ------------    ------------
              MISCELLANEOUS-1.54%
    12,000    Qwest Trends Trust, Conv. 5.75% (d)..........       501,000         654,000
                                                              ------------    ------------
              UTILITIES-ELECTRIC-1.04%
     7,500    AES Corp., Conv. Ser A "Tecons" 5.375%.......       425,599         438,750
                                                              ------------    ------------
              TOTAL PREFERRED STOCKS.......................   $ 1,280,651     $ 1,376,000
                                                              ------------    ------------
                                                              ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-0.59%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                         Market
    Amount                                                       Rating         Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               WASTE DISPOSAL-0.59%
   $200,000    Waste Management, Inc., 4.00% Conv. Sub Note
                 2-1-2002...................................          BBB     $   203,875     $   249,000
                                                                              ------------    ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-1.92%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                         Market
    Amount                                                       Rating         Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.55%
   $300,000    Assisted Living Concepts, Inc., 5.625% Conv.
                 5-1-2003 (d)...............................           NR     $   300,000     $   191,625
    100,000    Centocor, Inc., 4.75% Conv. 2-15-2005 (d)....           NR         100,000         104,250
    400,000    Cypress Semiconductor Corp., 6.00% Conv.
                 10-1-2002 (d)..............................            B         400,000         359,500
                                                                              ------------    ------------
                                                                                  800,000         655,375
                                                                              ------------    ------------
               METALS-MINING AND MISCELLANEOUS-0.37%
    250,000    Coeur D'Alene Mines Corp., 7.25% Conv. Sub
                 Note 10-31-2005 (d)........................         CCC+         250,000         155,000
                                                                              ------------    ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                    1,050,000         810,375
                                                                              ------------    ------------
               TOTAL LONG-TERM INVESTMENTS..................                  $33,627,764     $40,016,493
                                                                              ------------    ------------
                                                                              ------------    ------------

FORTIS STOCK FUNDS
GROWTH & INCOME FUND (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

SHORT-TERM INVESTMENTS-5.39%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 BANKS-0.00%
   $    1,028    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.79%........   $     1,028
                                                                 ------------
                 DIVERSIFIED FINANCE-3.73%
    1,579,000    Norwest Bank Associates Corp., Master
                   Variable Rate Note, Current
                   rate -- 4.70%..............................     1,579,000
                                                                 ------------
                 INVESTMENT COMPANY-1.66%
      699,611    Norwest Advantage Cash Investment Fund,
                   Current rate, 4.71%........................       699,611
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     2,279,639
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $35,907,403)(a)............................   $42,296,132
                                                                 ------------
                                                                 ------------

 (a) At February 28, 1999, the cost of securities for federal income tax purposes was $35,907,403 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 8,439,519
Unrealized depreciation.....................................   (2,050,790)
-------------------------------------------------------------------------
Net Unrealized appreciation.................................  $ 6,388,729
-------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.34% of total net assets as of February 28, 1999.
 (d) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par   Security                                                                            Cost Basis
---------------  -----------  ----------------------------------------------------------------------------------  -----------
1998                300,000   Assisted LIving Concepts, Inc. due 2003 - 144A                                       $ 300,000
1998                100,000   Centocor, Inc. due 2005 - 144A                                                         100,000
1997                250,000   Coeur D'Alene Mines Corp. due 2005 - 144A                                              250,000
1997                400,000   Cypress Semiconductor Corp. due 2002 - 144A                                            400,000
1998                 12,000   Qwest Trends Trust, Conv. - 144A                                                       501,000

    The aggregate value of these securities at February 28, 1999, was $1,464,375, which represents 3.46% of total net assets.

FORTIS STOCK FUNDS
CAPITAL FUND
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-97.31%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               ADVERTISING-PUBLIC RELATIONS-2.14%
     155,000   Interpublic Group of Companies, Inc.            $   6,818,082    $  11,595,937
                                                               -------------    -------------
               AIR FREIGHT-0.88%
      50,000   FDX Corp. (a)................................       4,325,795        4,775,000
                                                               -------------    -------------
               BANKS-0.48%
      40,000   BankAmerica Corp.............................       2,739,688        2,612,500
                                                               -------------    -------------
               BEVERAGE-1.02%
      40,000   Anheuser-Busch Companies, Inc................       2,816,352        3,067,500
      65,000   PepsiCo, Inc.................................       2,548,273        2,445,625
                                                               -------------    -------------
                                                                   5,364,625        5,513,125
                                                               -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND
               DEVELOPMENT-3.51%
     100,000   Amgen, Inc. (a)..............................       6,252,468       12,487,500
      61,000   Centocor, Inc. (a)...........................       2,515,139        2,535,312
      50,000   Genentech, Inc. (a)..........................       3,927,439        3,990,625
                                                               -------------    -------------
                                                                  12,695,046       19,013,437
                                                               -------------    -------------
               BROADCASTING-6.61%
     125,000   Chancellor Media Corp. (a)...................       6,857,682        5,468,750
     118,000   Comcast Corp. Special Class A................       7,054,685        8,370,625
     125,000   Tele-Communications, Inc. (a)................       4,719,550        7,851,562
      75,000   USA Networks, Inc. (a).......................       2,762,647        2,981,250
     126,000   Viacom, Inc. Class B (a).....................       7,142,523       11,135,250
                                                               -------------    -------------
                                                                  28,537,087       35,807,437
                                                               -------------    -------------
               BROKERAGE AND INVESTMENT-0.50%
      35,000   Merrill Lynch & Co., Inc.....................       2,751,787        2,686,250
                                                               -------------    -------------
               BUILDING MATERIALS-1.86%
      91,500   Dayton Superior Corp. (a)....................       1,926,990        1,921,500
     310,000   Masco Corp...................................       8,520,474        8,137,500
                                                               -------------    -------------
                                                                  10,447,464       10,059,000
                                                               -------------    -------------
               BUSINESS SERVICES-3.65%
     106,000   Computer Sciences Corp. (a)..................       6,014,016        7,062,250
     192,000   Fiserv, Inc. (a).............................       5,077,266        9,024,000
      50,000   Tyco International Ltd.......................       3,851,255        3,721,875
                                                               -------------    -------------
                                                                  14,942,537       19,808,125
                                                               -------------    -------------
               CHEMICALS-SPECIALTY-0.51%
      65,000   Minerals Technologies, Inc...................       3,319,435        2,790,937
                                                               -------------    -------------
               COMPUTER-COMMUNICATION EQUIPMENT-7.11%
      70,000   Cisco Systems, Inc. (a)......................       1,092,696        6,846,875
     230,000   Equant NV NY Shares (a)......................      17,126,654       16,560,000
     115,000   NCR Corp. (a)................................       5,460,747        4,707,812
      39,500   Sun Microsystems, Inc. (a)...................       1,887,889        3,843,844
     220,000   Unisys Corp. (a).............................       5,379,143        6,558,750
                                                               -------------    -------------
                                                                  30,947,129       38,517,281
                                                               -------------    -------------
               COMPUTER-SOFTWARE-5.88%
     122,000   America Online, Inc. (a).....................       2,638,566       10,850,375
      35,000   Intuit, Inc. (a).............................       2,252,759        3,462,812
      89,000   Microsoft Corp. (a)..........................       3,105,699       13,361,125
      75,000   Oracle Corp. (a).............................       4,399,243        4,190,625
                                                               -------------    -------------
                                                                  12,396,267       31,864,937
                                                               -------------    -------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               DRUGS-5.91%
      80,000   Eli Lilly & Co...............................   $   6,338,862    $   7,575,000
     130,000   Forest Laboratories, Inc. (a)................       3,184,774        6,426,875
      35,000   Johnson & Johnson............................       2,766,845        2,988,125
     180,000   Mylan Laboratories, Inc......................       3,632,545        4,916,250
      30,000   Pfizer, Inc..................................       2,880,261        3,958,125
     113,000   Pharmacia & Upjohn, Inc......................       5,460,818        6,151,437
                                                               -------------    -------------
                                                                  24,264,105       32,015,812
                                                               -------------    -------------
               ELECTRICAL EQUIPMENT-2.12%
     114,500   General Electric Co..........................       9,562,975       11,485,781
                                                               -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.01%
      20,000   Intel Corp...................................       2,568,125        2,398,750
      70,000   Motorola, Inc................................       4,809,015        4,917,500
      40,000   Texas Instruments, Inc.......................       2,204,016        3,567,500
                                                               -------------    -------------
                                                                   9,581,156       10,883,750
                                                               -------------    -------------
               FINANCIAL SERVICES-1.01%
      78,000   Fannie Mae...................................         682,500        5,460,000
                                                               -------------    -------------
               FOOD-2.19%
     122,400   Groupe Danone ADR............................       4,168,585        6,112,350
     130,000   Nabisco Holdings Corp. Class A...............       5,759,832        5,768,750
                                                               -------------    -------------
                                                                   9,928,417       11,881,100
                                                               -------------    -------------
               HOTEL AND GAMING-1.65%
     252,000   Sun International Hotels Ltd. (a)............      10,921,587        8,961,750
                                                               -------------    -------------
               HOUSEHOLD PRODUCTS-0.72%
      33,000   Clorox Co....................................       3,161,700        3,904,312
                                                               -------------    -------------
               INSURANCE-4.37%
     144,000   American International Group, Inc............       6,462,775       16,407,000
     125,300   Hartford Life, Inc. Class A..................       4,372,070        7,267,400
                                                               -------------    -------------
                                                                  10,834,845       23,674,400
                                                               -------------    -------------
               MACHINERY-0.72%
     184,000   Pall Corp....................................       4,354,446        3,898,500
                                                               -------------    -------------
               MEDIA-0.36%
      82,000   Infinity Broadcasting Corp. (a)..............       1,681,000        1,947,500
                                                               -------------    -------------
               MEDICAL SUPPLIES-1.88%
     145,000   Baxter International, Inc....................       9,022,615       10,204,375
                                                               -------------    -------------
               MEDICAL TECHNOLOGY-1.07%
      82,000   Medtronic, Inc. (with rights)................         570,389        5,791,250
                                                               -------------    -------------
               MISCELLANEOUS-0.59%
      50,000   Gemstar International Group Ltd. (a).........       3,283,125        3,200,000
                                                               -------------    -------------
               MOTION PICTURES-0.54%
     142,000   Cinar Corp. Class B (a)......................       2,391,250        2,946,500
                                                               -------------    -------------
               NATURAL GAS TRANSMISSIONS-2.69%
     117,000   Enron Corp...................................       6,315,223        7,605,000
     188,000   Williams Companies, Inc......................       6,111,262        6,956,000
                                                               -------------    -------------
                                                                  12,426,485       14,561,000
                                                               -------------    -------------
               OFFICE EQUIPMENT AND SUPPLIES-1.41%
      65,000   Compaq Computer Corp.........................       3,086,506        2,291,250
      52,000   EMC Corp. (a)................................       2,678,475        5,323,500
                                                               -------------    -------------
                                                                   5,764,981        7,614,750
                                                               -------------    -------------

FORTIS STOCK FUNDS
CAPITAL FUND (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               OIL AND GAS FIELD SERVICES-0.96%
     107,000   Schlumberger Ltd.............................   $   5,547,469    $   5,196,188
                                                               -------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-3.03%
      30,000   Chevron Corp.................................       2,557,047        2,306,250
     113,500   Exxon Corp...................................       8,229,331        7,554,844
     149,000   Royal Dutch Petroleum Co. NY Shares                 7,229,879        6,537,375
                                                               -------------    -------------
                                                                  18,016,257       16,398,469
                                                               -------------    -------------
               PERSONAL SERVICES-0.55%
     195,000   Service Corp. International..................       3,703,245        2,998,125
                                                               -------------    -------------
               PRECISION INSTRUMENTS-TEST, RESEARCH-1.54%
      88,000   Perkin-Elmer Corp............................       7,836,739        8,338,000
                                                               -------------    -------------
               PUBLISHING-3.09%
     200,000   Reader's Digest Association, Inc. Class A....       5,919,660        6,800,000
     154,000   Time Warner, Inc.............................       3,674,250        9,933,000
                                                               -------------    -------------
                                                                   9,593,910       16,733,000
                                                               -------------    -------------
               RESTAURANTS AND FRANCHISING-1.66%
     106,000   McDonald's Corp..............................       6,918,835        9,010,000
                                                               -------------    -------------
               RETAIL-DEPARTMENT STORES-1.60%
      45,000   Dayton Hudson Corp...........................       2,533,950        2,815,313
      85,000   Kohl's Corp. (a).............................         832,547        5,865,000
                                                               -------------    -------------
                                                                   3,366,497        8,680,313
                                                               -------------    -------------
               RETAIL-DISCOUNT STORES-2.40%
      59,000   Costco Companies, Inc. (a)...................       1,466,471        4,738,438
      96,000   Wal-Mart Stores, Inc.........................       5,002,546        8,292,000
                                                               -------------    -------------
                                                                   6,469,017       13,030,438
                                                               -------------    -------------
               RETAIL-GROCERY-1.13%
      95,000   Kroger Co. (a)...............................       5,039,028        6,145,313
                                                               -------------    -------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               RETAIL-SPECIALTY-2.85%
      97,000   Home Depot, Inc..............................   $     828,248    $   5,789,688
      55,000   Rite Aid Corp................................       2,559,392        2,275,625
     230,000   Walgreen Co..................................       3,493,853        7,360,000
                                                               -------------    -------------
                                                                   6,881,493       15,425,313
                                                               -------------    -------------
               TELECOMMUNICATIONS-0.90%
      20,000   Nokia Oyj Corp., ADR Class A.................       1,824,662        2,712,500
      35,000   Qwest Communications International, Inc.
                 (a)........................................       1,958,786        2,150,313
                                                               -------------    -------------
                                                                   3,783,448        4,862,813
                                                               -------------    -------------
               TELEPHONE SERVICES-11.03%
      91,000   AirTouch Communications, Inc. (a)............       2,517,557        8,286,688
      75,000   ALLTEL Corp..................................       3,452,070        4,490,625
     108,000   AT&T Corp....................................       7,140,449        8,869,500
      95,700   Bell Atlantic Corp...........................       5,141,257        5,496,769
     350,000   Frontier Corp................................      10,665,547       12,578,125
     142,000   MCI WorldCom, Inc. (a).......................       2,522,328       11,715,000
      30,000   NEXTLINK Communications, Inc. (a)............       1,319,593        1,372,500
     250,000   Vanguard Cellular Systems, Inc. Class A
                 (a)........................................       5,744,078        6,968,750
                                                               -------------    -------------
                                                                  38,502,879       59,777,957
                                                               -------------    -------------
               TOBACCO-1.08%
     150,000   Philip Morris Companies, Inc.................       7,125,802        5,868,750
                                                               -------------    -------------
               UTILITIES-ELECTRIC-1.65%
     170,000   AES Corp. (a)................................       4,215,565        6,321,875
     100,000   Endesa S.A. ADR..............................       2,446,916        2,637,500
                                                               -------------    -------------
                                                                   6,662,481        8,959,375
                                                               -------------    -------------
               WASTE DISPOSAL-0.45%
      50,000   Waste Management, Inc........................       1,897,708        2,443,750
                                                               -------------    -------------
               TOTAL COMMON STOCKS..........................   $ 385,061,326    $ 527,342,550
                                                               -------------    -------------
                                                               -------------    -------------

SHORT-TERM INVESTMENTS-3.82%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-0.00%
   $    16,975    U.S. Bank N.A. Money Market Variable Rate
                    Time Deposit, Current rate -- 4.79%........   $      16,975
                                                                  -------------
                  DIVERSIFIED FINANCE-2.63%
    14,257,000    Norwest Bank Associates Corp., Master
                    Variable Rate Note, Current
                    rate -- 4.70%..............................      14,257,000
                                                                  -------------
                  INVESTMENT COMPANY-1.19%
     6,430,729    Norwest Advantage Cash Investment Fund,
                    Current rate -- 4.71%......................       6,430,730
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      20,704,705
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $405,766,031)(b)...........................   $ 548,047,255
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1999, the cost of securities for federal income tax purposes was $406,028,039 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $154,250,610
Unrealized depreciation.....................................   (12,231,394)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $142,019,216
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.57% of total net assets as of February 28, 1999.

FORTIS STOCK FUNDS
GROWTH FUND, INC.
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-91.85%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               ADVERTISING-PUBLIC RELATIONS-4.85%
     220,000   Cox Radio, Inc. (a)..........................   $   9,453,097    $   9,707,500
      55,000   DoubleClick, Inc. (a)........................       5,904,706        4,943,125
     495,000   Outdoor Systems, Inc. (a)....................      11,372,317       13,829,062
     357,500   Young & Rubicam, Inc. (a)....................      10,261,412       13,495,625
                                                               -------------    -------------
                                                                  36,991,532       41,975,312
                                                               -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.74%
     130,000   Federal-Mogul Corp...........................       8,167,785        6,394,375
                                                               -------------    -------------
               BANKS-3.11%
     165,000   AmSouth Bancorporation.......................       7,138,435        7,755,000
     356,400   Imperial Bancorp (a).........................      10,100,066        6,504,300
     198,000   Zions Bancorporation.........................      10,170,429       12,672,000
                                                               -------------    -------------
                                                                  27,408,930       26,931,300
                                                               -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND
               DEVELOPMENT-0.71%
     148,500   Centocor, Inc. (a)...........................       6,802,299        6,172,031
                                                               -------------    -------------
               BROADCASTING-1.81%
     385,000   Univision Communications, Inc. (a)...........      11,960,403       15,688,750
                                                               -------------    -------------
               BROKERAGE AND INVESTMENT-0.26%
      55,000   Investment Technology Group, Inc. (a)               2,879,327        2,251,562
                                                               -------------    -------------
               BUSINESS SERVICES-5.32%
     220,000   ACNielsen Corp. (a)..........................       6,098,679        5,720,000
      90,900   C.H. Robinson Worldwide, Inc.................       2,345,466        2,386,125
     256,600   Central Parking Corp.........................      10,295,824        8,756,475
     110,000   Ceridian Corp. (a)...........................       7,042,521        7,878,750
     261,300   Quintiles Transnational Corp. (a)............      11,813,580       11,268,562
     110,000   Stewart Enterprises, Inc.....................       1,833,134        1,650,000
     316,300   Viad Corp....................................       8,183,964        8,362,181
                                                               -------------    -------------
                                                                  47,613,168       46,022,093
                                                               -------------    -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.62%
     165,000   Scientific Atlanta, Inc......................       5,550,157        5,352,187
                                                               -------------    -------------
               CHEMICALS-1.00%
     467,500   Crompton & Knowles Corp......................      11,351,972        8,648,750
                                                               -------------    -------------
               CHEMICALS-SPECIALTY-1.18%
     330,000   Mallinckrodt Group, Inc......................       9,822,080       10,209,375
                                                               -------------    -------------
               COMPUTER-COMMUNICATION EQUIPMENT-2.27%
     182,225   Cisco Systems, Inc. (a)......................         143,629       17,823,883
      55,000   USWeb Corp. (a)..............................       1,434,114        1,852,812
                                                               -------------    -------------
                                                                   1,577,743       19,676,695
                                                               -------------    -------------
               COMPUTER-SOFTWARE-13.23%
     330,000   Affiliated Computer Services, Inc. (a)             12,278,638       15,262,500
     220,000   Comverse Technology, Inc. (a)................      14,852,220       15,785,000
     110,000   CSG Systems International, Inc. (a)..........       7,845,396        7,837,500
     152,300   DST Systems, Inc. (a)........................       9,024,380        8,262,275
      99,000   Intuit, Inc. (a).............................       5,947,433        9,794,812
     165,000   Macromedia, Inc. (a).........................       6,043,298        5,042,812
     137,500   MindSpring Enterprises, Inc. (a).............       7,914,502       11,756,250
     330,000   National Instruments Corp. (a)...............       9,806,306        9,611,250
     110,000   Netscape Communications Corp. (a)                   7,137,449        8,518,125
      82,500   Sapient Corp. (a)............................       3,581,014        5,517,187

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
     330,000   SunGard Data Systems, Inc. (a)...............   $  12,050,777    $  13,076,250
     225,000   Symantec Corp. (a)...........................       5,203,125        4,064,062
                                                               -------------    -------------
                                                                 101,684,538      114,528,023
                                                               -------------    -------------
               CONSTRUCTION-0.70%
     165,000   Centex Corp..................................       6,319,174        6,074,063
                                                               -------------    -------------
               CONSUMER CYCLICAL-1.18%
     110,000   Best Buy Co., Inc. (a).......................       5,707,383       10,202,500
                                                               -------------    -------------
               DRUGS-6.60%
     110,000   AmeriSource Health Corp. (a).................       8,415,828        8,208,750
     110,000   Forest Laboratories, Inc. (a)................       4,391,846        5,438,125
     165,000   Medicis Pharmaceutical Corp. (a).............       7,373,571        6,228,750
     275,000   MedImmune, Inc. (a)..........................      11,686,125       15,125,000
     275,000   Mylan Laboratories, Inc......................       8,522,058        7,510,938
     302,500   Watson Pharmaceuticals, Inc. (a).............      12,763,646       14,614,531
                                                               -------------    -------------
                                                                  53,153,074       57,126,094
                                                               -------------    -------------
               EDUCATIONAL SERVICES-0.63%
     165,000   Sylvan Learning Systems, Inc. (a)............       4,358,229        5,486,250
                                                               -------------    -------------
               ELECTRONIC COMPONENTS-3.29%
     220,000   Gentex Corp. (a).............................       4,026,942        4,771,250
     165,000   Jabil Circuit, Inc. (a)......................       5,336,945        5,383,125
     353,400   Solectron Corp. (a)..........................       2,167,957       15,792,563
      55,000   Vitesse Semiconductor Corp...................       1,891,225        2,526,563
                                                               -------------    -------------
                                                                  13,423,069       28,473,501
                                                               -------------    -------------
               ELECTRONIC-CONTROLS AND EQUIPMENT-2.64%
     220,000   American Power Conversion Corp. (a)                 9,482,506        7,892,500
      83,900   Symbol Technologies, Inc.....................       4,260,139        4,446,700
     220,000   Teradyne, Inc. (a)...........................      10,693,716       10,477,500
                                                               -------------    -------------
                                                                  24,436,361       22,816,700
                                                               -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.62%
     165,000   Altera Corp. (a).............................      10,037,503        8,023,125
     165,000   Atmel Corp. (a)..............................       3,061,273        2,835,938
     151,200   Novellus Systems, Inc. (a)...................       6,499,234        8,930,250
     165,000   Xilinx, Inc. (a).............................      11,511,497       11,508,750
                                                               -------------    -------------
                                                                  31,109,507       31,298,063
                                                               -------------    -------------
               FINANCIAL SERVICES-4.04%
     220,000   Ambac Financial Group, Inc...................      14,050,666       12,320,000
     124,700   Capital One Financial Corp...................       3,643,198       15,914,838
       4,400   Franklin Resources, Inc......................          62,333          139,975
     168,375   MBNA Corp....................................       2,002,537        4,083,094
     119,600   National Commerce Bancorporation                    2,448,034        2,481,700
                                                               -------------    -------------
                                                                  22,206,768       34,939,607
                                                               -------------    -------------
               FOOD-3.05%
     275,000   Keebler Foods Co. (a)........................       9,362,227       10,725,000
     215,900   Suiza Foods Corp. (a)........................       9,312,409        7,988,300
     165,000   U.S. Foodservice (a).........................       7,989,625        7,662,188
                                                               -------------    -------------
                                                                  26,664,261       26,375,488
                                                               -------------    -------------
               FURNITURE-1.49%
     385,000   Furniture Brands International, Inc. (a)            9,241,748        8,229,375
     275,000   Herman Miller, Inc...........................       8,136,816        4,675,000
                                                               -------------    -------------
                                                                  17,378,564       12,904,375
                                                               -------------    -------------

FORTIS STOCK FUNDS
GROWTH FUND, INC. (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               HEALTH CARE SERVICES-1.68%
     237,900   MedQuist, Inc. (a)...........................   $   8,260,225    $   8,133,206
     165,000   Sunrise Assisted Living, Inc. (a)............       7,123,457        6,373,125
                                                               -------------    -------------
                                                                  15,383,682       14,506,331
                                                               -------------    -------------
               LEISURE TIME-AMUSEMENTS-1.06%
     276,800   Royal Caribbean Cruises Ltd..................       9,743,121        9,134,400
                                                               -------------    -------------
               MEDIA-0.43%
     110,000   Meredith Corporation.........................       3,699,908        3,712,500
                                                               -------------    -------------
               MEDICAL SUPPLIES-3.70%
     137,500   Bergen Brunswig Corp. Class A................       3,939,016        3,360,156
      55,000   MiniMed, Inc. (a)............................       4,547,683        4,688,750
     401,400   STERIS Corp. (a).............................       6,829,038       13,196,025
     440,000   Sybron International Corp. (a)...............      10,520,952       10,807,500
                                                               -------------    -------------
                                                                  25,836,689       32,052,431
                                                               -------------    -------------
               METALS-FABRICATING-2.36%
     219,900   Waters Corp. (a).............................      13,137,310       20,464,444
                                                               -------------    -------------
               OIL AND GAS FIELD SERVICES-0.42%
     320,700   Petroleum Geo-Services ADR (a)...............       4,481,848        3,668,006
                                                               -------------    -------------
               OIL-OFFSHORE DRILLING-0.28%
     116,900   Transocean Offshore, Inc.....................       3,873,848        2,411,063
                                                               -------------    -------------
               POLLUTION CONTROL-0.45%
     275,000   Catalytica, Inc. (a).........................       4,622,362        3,918,750
                                                               -------------    -------------
               PRINTING-0.92%
     165,000   Valassis Communications, Inc. (a)............       8,087,379        7,920,000
                                                               -------------    -------------
               PUBLISHING-0.64%
     110,000   Knight Ridder, Inc...........................       5,531,292        5,520,625
                                                               -------------    -------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               RESTAURANTS AND FRANCHISING-1.77%
     290,300   Starbucks Corp. (a)..........................   $   6,313,049    $  15,349,613
                                                               -------------    -------------
               RETAIL-DEPARTMENT STORES-2.10%
     263,400   Kohl's Corp. (a).............................       2,125,722       18,174,600
                                                               -------------    -------------
               RETAIL-ELECTRIC PRODUCTS, RADIO, TV,
               AUDIO-0.69%
     110,000   Circuit City Stores, Inc.....................       6,442,966        5,967,500
                                                               -------------    -------------
               RETAIL-SPECIALTY-5.91%
     306,000   Dollar Tree Stores, Inc. (a).................       6,596,000       12,240,000
     376,144   Home Depot, Inc..............................       1,284,943       22,451,095
     560,593   Staples, Inc. (a)............................       3,157,251       16,484,938
                                                               -------------    -------------
                                                                  11,038,194       51,176,033
                                                               -------------    -------------
               TELECOMMUNICATION EQUIPMENT-2.19%
      96,300   ADC Telecommunications, Inc. (a).............       3,576,688        3,900,150
     220,000   ANTEC Corp. (a)..............................       5,933,064        6,132,500
     110,000   International Network Services (a)...........       4,417,480        5,623,750
      55,000   Plantronics, Inc. (a)........................       3,891,968        3,327,500
                                                               -------------    -------------
                                                                  17,819,200       18,983,900
                                                               -------------    -------------
               TELEPHONE SERVICES-3.91%
     220,000   Century Telephone Enterprises, Inc...........      10,539,430       13,585,000
     245,500   MCI WorldCom, Inc. (a).......................       4,130,713       20,253,750
                                                               -------------    -------------
                                                                  14,670,143       33,838,750
                                                               -------------    -------------
               WASTE DISPOSAL-1.00%
     495,000   Republic Services, Inc. (a)..................      11,689,907        8,631,563
                                                               -------------    -------------
               TOTAL COMMON STOCKS..........................   $ 641,062,944    $ 794,977,603
                                                               -------------    -------------
                                                               -------------    -------------

SHORT-TERM INVESTMENTS-7.93%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-0.01%
   $    37,000    U.S. Bank N.A. Money Market Variable Rate
                    Time Deposit, Current rate -- 4.79%........   $      37,000
                                                                  -------------
                  DIVERSIFIED FINANCE-4.43%
    38,373,000    Norwest Bank Associates Corp., Master
                    Variable Rate Note, Current
                    rate -- 4.70%..............................      38,373,000
                                                                  -------------
                  INVESTMENT COMPANY-2.17%
    18,774,683    Norwest Advantage Cash Investment Fund,
                    Current rate -- 4.71%......................      18,774,683
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-1.32%
    11,500,000    Federal Home Loan Mortgage Corp., 4.86%,
                    4-14-1999..................................      11,431,647
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      68,616,330
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $709,679,274) (b)..........................   $ 863,593,933
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1999, the cost of securities for federal income tax purposes was $709,907,216 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $196,622,183
Unrealized depreciation.....................................  (42,935,466)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $153,686,717
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.42% of total net assets as of February 28, 1999.

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-101.89%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               ADVERTISING-PUBLIC RELATIONS - 0.42%
       6,000   DoubleClick, Inc. (a)........................   $     123,375    $     539,250
                                                               -------------    -------------
               AEROSPACE AND EQUIPMENT-0.78%
      62,000   Kellstrom Industries, Inc. (a)...............       1,246,216        1,003,625
                                                               -------------    -------------
               AIR FREIGHT-0.56%
      25,000   Eagle USA Airfreight, Inc. (a)...............         740,625          721,875
                                                               -------------    -------------
               AIRLINES-0.61%
      25,000   SkyWest, Inc.................................         852,468          785,937
                                                               -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.60%
      27,000   Dura Automotive Systems, Inc. (a)............         904,500          767,812
                                                               -------------    -------------
               BANKS-0.62%
      40,000   Bay View Capital Corp........................         626,720          797,500
                                                               -------------    -------------
               BEVERAGE-0.78%
      25,000   Beringer Wine Estates Holdings, Inc. Class B
                 (a)........................................         977,483        1,007,812
                                                               -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND
               DEVELOPMENT-0.78%
      36,000   Incyte Pharmaceuticals, Inc. (a).............         750,345        1,010,250
                                                               -------------    -------------
               BUSINESS SERVICES-9.17%
      28,500   Abacus Direct Corp. (a)......................       1,290,140        1,930,875
      11,000   Corporate Executive Board Co. (a)............         209,000          269,500
     100,000   GP Strategies Corp. (a)......................       1,567,332        1,643,750
      37,500   Korn/Ferry International (a).................         525,000          426,562
      23,000   Metzler Group, Inc. (a)......................         876,750          977,500
      32,500   MicroFinancial, Inc. (a).....................         488,700          398,125
       7,500   Modem Media.Poppe Tyson, Inc. (a) ...........         120,000          201,562
      50,000   Nielsen Media Research, Inc..................       1,027,275          981,250
      40,000   Quanta Services, Inc. (a)....................         930,000        1,080,000
      37,000   RCM Technologies, Inc. (a)...................         882,676          684,500
      40,000   Remedy Corp. (a).............................         835,936          822,500
     115,000   Renaissance Worldwide, Inc. (a)..............       1,365,098          718,750
      87,500   Tetra Tech, Inc. (a).........................       2,100,000        1,667,969
                                                               -------------    -------------
                                                                  12,217,907       11,802,843
                                                               -------------    -------------
               COMPUTER-COMMUNICATION EQUIPMENT-1.70%
      16,000   Network Appliance, Inc. (a)..................         377,884          672,000
      45,000   USWeb Corp. (a)..............................       1,192,433        1,515,937
                                                               -------------    -------------
                                                                   1,570,317        2,187,937
                                                               -------------    -------------
               COMPUTER-HARDWARE-0.95%
     108,000   Komag, Inc. (a)..............................       1,102,163          756,000
      55,000   Read-Rite Corp. (a)..........................         836,592          467,500
                                                               -------------    -------------
                                                                   1,938,755        1,223,500
                                                               -------------    -------------
               COMPUTER-SOFTWARE-21.98%
      50,000   Apex PC Solutions, Inc. (a)..................         983,504        1,225,000
      80,000   Ardent Software, Inc. (a)....................       1,577,372        1,520,000
      30,000   Bottomline Technologies, Inc. (a)............         554,937          630,000
      55,000   Business Objects S.A. ADR (a)................         952,208        1,993,750
      50,000   CheckFree Holdings Corp. (a).................       1,095,820        1,712,500
      15,000   Citrix Systems, Inc. (a).....................         919,479        1,156,875
      43,500   Cognizant Technology Solutions Corp. (a).....       1,611,485        1,870,500

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
      73,000   Computer Network Technology Corp. (a)........   $   1,200,968    $     866,875
      28,000   Concentric Network Corp. (a).................       1,064,175        1,228,500
      20,000   Concord Communications, Inc. (a).............         758,451        1,132,500
      20,000   Dendrite International, Inc. (a).............         614,048          562,500
      38,300   Exchange Applications, Inc. (a)..............         520,237          631,950
      50,000   Fundtech Ltd. (a)............................       1,214,689        1,043,750
      14,000   Infoseek Corp. (a)...........................         701,459        1,001,875
      12,000   InfoSpace.com, Inc. (a)......................         180,000          654,000
      27,000   IONA Technologies plc ADR (a)................         911,240        1,026,000
      22,000   ISS Group, Inc. (a)..........................         928,297        1,344,062
      51,000   Mercury Interactive Corp. (a)................       1,787,248        3,305,437
      14,000   New Dimension Software Ltd. (a)..............         438,180          654,500
      25,000   Peregrine Systems, Inc. (a)..................         645,000          640,625
      35,000   Preview Travel, Inc. (a).....................         656,796          713,125
      35,300   SERENA Software, Inc. (a)....................         533,900          463,312
      11,500   Smith-Gardner & Associates, Inc. (a) ........         138,000          146,625
      18,500   TSI International Software Ltd. (a)..........         470,813          928,469
      43,900   Verity, Inc. (a).............................         724,230        1,695,637
       1,500   Vignette Corp. (a)...........................          28,500           81,375
       3,000   WebTrends Corp. (a)..........................          39,000           75,375
                                                               -------------    -------------
                                                                  21,250,036       28,305,117
                                                               -------------    -------------
               DRUGS-5.20%
      33,000   Alkermes, Inc. (a)...........................       1,025,548          926,062
      41,000   Anesta Corp. (a).............................         965,368          812,312
      38,000   Coulter Pharmaceutical, Inc. (a).............       1,069,259          774,250
     205,000   Cubist Pharmaceuticals, Inc. (a).............         935,546          781,562
      43,500   Medicis Pharmaceutical Corp. (a).............       1,204,132        1,642,125
      26,000   PathoGenesis Corp. (a).......................         987,187        1,191,125
      30,000   Pharmacyclics, Inc. (a)......................         732,861          570,000
                                                               -------------    -------------
                                                                   6,919,901        6,697,436
                                                               -------------    -------------
               EDUCATIONAL SERVICES-5.51%
      61,300   Bright Horizons Family Solutions, Inc. (a)...       1,368,346        1,294,962
      35,000   Career Education Corp. (a)...................         620,000          984,375
      20,000   Corinthian Colleges, Inc. (a)................         360,000          447,500
      44,000   Education Management Corp. (a)...............         756,250        1,182,500
      39,900   ITT Educational Services, Inc. (a)...........       1,176,847        1,453,856
      52,000   Sylvan Learning Systems, Inc. (a)............       1,225,344        1,729,000
                                                               -------------    -------------
                                                                   5,506,787        7,092,193
                                                               -------------    -------------
               ELECTRICAL-COMPONENTS AND PARTS-0.76%
      30,000   Cree Research, Inc. (a)......................       1,181,250          980,625
                                                               -------------    -------------
               ELECTRONIC-COMMUNICATION SECURITY-0.77%
      29,000   AXENT Technologies, Inc. (a).................         498,058          995,063
                                                               -------------    -------------
               ELECTRONIC COMPONENTS-8.49%
      57,750   Alpha Industries, Inc. (a)...................       1,331,225        1,176,656
      90,000   American Xtal Technology, Inc. (a)...........       1,566,033        1,338,750
      50,000   Anaren Microwave, Inc. (a)...................       1,231,081        1,203,125
      20,000   Applied Micro Circuits Corp. (a).............         915,782          785,000
      20,000   ATMI, Inc. (a)...............................         560,468          455,000
      49,600   Flextronics International Ltd. (a)...........         825,249        1,869,300
      20,000   Genesis Microchip, Inc. (a)..................         585,782          630,000
      44,000   Level One Communications, Inc. (a) ..........         891,000        1,474,000
      11,000   PMC-Sierra, Inc. (a).........................         298,679          779,625

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1999 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
      25,000   Power Integrations, Inc. (a).................   $     643,750    $     603,125
      36,000   REMEC, Inc. (a)..............................         725,975          618,750
                                                               -------------    -------------
                                                                   9,575,024       10,933,331
                                                               -------------    -------------
               ELECTRONIC-CONTROLS AND EQUIPMENT-1.20%
      40,500   Veeco Instruments, Inc. (a)..................       2,069,594        1,549,125
                                                               -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.49%
      40,000   Cymer, Inc. (a)..............................       1,052,858          915,000
      40,000   hi/fn, Inc. (a)..............................       1,182,250        1,070,000
      35,000   TranSwitch Corp. (a).........................         761,407        1,216,250
                                                               -------------    -------------
                                                                   2,996,515        3,201,250
                                                               -------------    -------------
               FINANCIAL SERVICES-4.83%
      65,000   Financial Federal Corp. (a)..................       1,484,557        1,279,688
     138,100   Franchise Mortgage Acceptance Co. (a)........       1,276,617        1,156,588
      42,300   HealthCare Financial Partners, Inc. (a)......       1,437,395        1,105,088
      25,000   Metris Companies, Inc........................         706,909        1,075,000
      50,000   National Commerce Bancorporation ............         917,032        1,037,500
      18,000   NCO Group, Inc. (a)..........................         487,420          562,500
                                                               -------------    -------------
                                                                   6,309,930        6,216,364
                                                               -------------    -------------
               FURNITURE-0.73%
      39,500   Select Comfort Corp. (a).....................         767,800          943,063
                                                               -------------    -------------
               HEALTH CARE SERVICES-8.23%
      35,000   Alternative Living Services, Inc. (a)........       1,109,713          717,500
      40,000   CareMatrix Corp. (a).........................         771,763          880,000
      49,000   Eclipsys Corp. (a)...........................       1,205,969        1,509,813
      45,300   Kendle International, Inc. (a)...............       1,220,754        1,092,863
      65,000   Orthodontic Centers of America, Inc. (a).....       1,218,312          975,000
      45,000   Province Healthcare Co. (a)..................       1,248,749          683,438
      80,000   Renal Care Group, Inc. (a)...................       2,441,253        1,585,000
      60,000   Sunrise Assisted Living, Inc. (a)............       2,321,652        2,317,500
      45,000   TLC The Laser Center, Inc. (a)...............         886,483          838,125
                                                               -------------    -------------
                                                                  12,424,648       10,599,239
                                                               -------------    -------------
               LEISURE TIME-AMUSEMENTS-0.53%
      25,000   Hollywood Entertainment Corp. (a)............         673,618          685,938
                                                               -------------    -------------
               MACHINERY-1.12%
      75,000   Advanced Energy Industries, Inc. (a) ........       1,872,604        1,443,750
                                                               -------------    -------------
               MACHINERY-TOOLS-0.79%
      69,000   White Cap Industries, Inc. (a)...............       1,006,062        1,017,750
                                                               -------------    -------------
               MEDICAL TECHNOLOGY-1.83%
      30,000   IGEN International, Inc. (a).................         852,891          907,500
      22,900   InfoCure Corp. (a)...........................         688,103          622,594
       1,500   Osteotech, Inc. (a)..........................          75,938           81,188
      48,000   QuadraMed Corp. (a)..........................       1,026,264          744,000
                                                               -------------    -------------
                                                                   2,643,196        2,355,282
                                                               -------------    -------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               MISCELLANEOUS-0.66%
     100,000   Packaged Ice, Inc. (a).......................   $     850,000    $     850,000
                                                               -------------    -------------
               MOTION PICTURES-1.63%
      61,000   Macrovision Corp. (a)........................       1,776,625        2,104,500
                                                               -------------    -------------
               RETAIL-CLOTHING-1.93%
      35,000   Children's Place Retail Stores, Inc. (a) ....       1,063,006        1,006,250
      52,000   Pacific Sunwear of California, Inc. (a) .....       1,166,466        1,482,000
                                                               -------------    -------------
                                                                   2,229,472        2,488,250
                                                               -------------    -------------
               RETAIL-ELECTRIC PRODUCTS, RADIO, TV,
               AUDIO-0.74%
      25,000   Tweeter Home Entertainment Group, Inc. (a)...         779,376          946,875
                                                               -------------    -------------
               RETAIL-MISCELLANEOUS-3.38%
      42,500   Action Performance Companies, Inc. (a).......       1,035,157        1,524,688
      96,000   Insight Enterprises, Inc. (a)................       2,099,745        2,232,000
      16,500   Ticketmaster Online-CitySearch, Inc. Class B
                 (a)........................................         406,000          596,063
                                                               -------------    -------------
                                                                   3,540,902        4,352,751
                                                               -------------    -------------
               RETAIL-SPECIALTY-1.01%
      95,000   Media Arts Group, Inc. (a)...................       1,136,187        1,294,375
                                                               -------------    -------------
               RETAIL-VARIETY AND VARIETY MAIL ORDER-3.06%
      25,000   99 Cents Only Stores (a).....................       1,179,625        1,182,813
     130,500   DM Management Co. (a)........................       1,677,306        1,696,500
      75,000   Shop at Home, Inc. (a).......................         743,205        1,059,375
                                                               -------------    -------------
                                                                   3,600,136        3,938,688
                                                               -------------    -------------
               TELECOMMUNICATION EQUIPMENT-6.34%
      43,000   ANTEC Corp. (a)..............................         746,275        1,198,625
      50,000   CommScope, Inc. (a)..........................         788,075          928,125
      12,500   Genesys Telecommunications Laboratories, Inc.
                 (a)........................................         212,344          210,938
      37,000   Gilat Satellite Networks Ltd. (a)............       2,178,188        2,192,250
      95,000   Microwave Power Devices, Inc. (a)............         848,519          950,000
      95,000   P-Com, Inc. (a)..............................         660,934          602,656
      27,000   RF Micro Devices, Inc. (a)...................         863,179        2,079,000
                                                               -------------    -------------
                                                                   6,297,514        8,161,594
                                                               -------------    -------------
               TELEPHONE SERVICES-0.98%
      40,000   WinStar Communications, Inc. (a).............       1,291,876        1,260,000
                                                               -------------    -------------
               WASTE DISPOSAL-0.73%
      47,000   Waste Connections, Inc. (a)..................         847,109          940,000
                                                               -------------    -------------
               TOTAL COMMON STOCKS..........................   $ 119,992,931    $ 131,200,900
                                                               -------------    -------------
                                                               -------------    -------------

SHORT-TERM INVESTMENTS-0.00%

--------------------------------------------------------------------------------
   Principal                                                    Market
   Amount                                                      Value (c)
   -------                                                   -------------
             BANKS-0.00%
   $4,876    U.S. Bank N.A. Money Market Variable Rate
               Time Deposit, Current rate -- 4.79%........   $       4,876
                                                             -------------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $119,997,807)(b)...........................   $ 131,205,776
                                                             -------------
                                                             -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1999, the cost of securities for federal income tax purposes was $120,019,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 22,232,693
Unrealized depreciation.....................................   (11,046,667)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 11,186,026
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.70 % of total net assets as of February 28, 1999.

FORTIS STOCK FUNDS

Statements of Assets and Liabilities

(Unaudited)

February 28, 1999

--------------------------------------------------------------------------------

                                              ASSET
                                           ALLOCATION
                                            PORTFOLIO
                                          -------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $190,237,186;
    $38,667,173; $35,907,403;
    $405,766,031; $709,679,274; and
    $119,997,807 respectively) (Note
    1)..................................  $227,603,906
  Collateral for securities lending
    transactions (Note 1)...............    30,764,487
  Receivables:
    Investment securities sold..........     1,887,089
    Interest and dividends..............     1,017,175
    Subscriptions of capital stock......       236,688
  Deferred registration costs (Note
    1)..................................        25,875
  Prepaid expenses......................         6,650
                                          -------------
TOTAL ASSETS............................   261,541,870
                                          -------------
LIABILITIES:
  Bank overdraft........................       165,753
  Payable upon return of securities
    loaned (Note 1).....................    30,764,487
  Payable for investment securities
    purchased...........................     2,450,941
  Redemptions of capital stock..........         8,736
  Payable for investment advisory and
    management fees (Note 2)............       155,875
  Payable for distribution fees (Note
    2)..................................        17,938
  Accounts payable and accrued
    expenses............................        35,238
                                          -------------
TOTAL LIABILITIES.......................    33,598,968
                                          -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 10,000,000,000
    shares; respectively................   175,549,139
  Unrealized appreciation of
    investments.........................    37,366,720
  Undistributed net investment income
    (loss)..............................       539,949
  Accumulated net realized gain (loss)
    from the sale of investments........    14,487,094
                                          -------------
TOTAL NET ASSETS........................  $227,942,902
                                          -------------
                                          -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $177,239,766; $25,507,258;
  $25,579,846; $480,132,759;
  $681,717,336; and $102,380,432;
  respectively and 9,725,115; 2,008,450;
  1,727,790; 22,041,282; 24,747,891;
  and, 3,755,927 shares outstanding;
  respectively).........................        $18.22
                                          -------------
Class B shares (based on net assets of
  $13,454,700; $6,014,308; $6,586,723;
  $20,654,268; $16,988,365; and
  $8,359,582; respectively and 743,493;
  479,413; 446,109; 990,139; 646,781;
  and, 315,752 shares outstanding;
  respectively).........................        $18.10
                                          -------------
Class C shares (based on net assets of
  $7,490,526; $2,327,328; $2,547,254;
  $4,991,249; $3,790,251; and
  $2,549,322; respectively and 415,673;
  185,455; 172,531; 239,309; 144,307;
  and, 96,215 shares outstanding;
  respectively).........................        $18.02
                                          -------------
Class H shares (based on net assets of
  $29,757,910; $7,932,414; $7,578,190;
  $36,160,937; $44,941,285; and
  $15,479,657; respectively and
  1,645,030; 632,001; 513,302;
  1,732,250; 1,709,922; and, 584,208
  shares outstanding; respectively).....        $18.09
                                          -------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $118,064,010; and $0;
  respectively and 0; 0; 0; 0;
  4,233,574; and, 0 shares outstanding;
  respectively).........................            --
                                          -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           GROWTH &                                        CAPITAL
                                             VALUE          INCOME         CAPITAL         GROWTH       APPRECIATION
                                              FUND           FUND           FUND            FUND          PORTFOLIO
                                          ------------   ------------   -------------   -------------   -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market (cost $190,237,186;
  $38,667,173; $35,907,403;
  $405,766,031; $709,679,274; and
  $119,997,807 respectively) (Note 1)...  $41,707,290    $42,296,132    $548,047,255    $863,593,933    $131,205,776
Collateral for securities lending
  transactions (Note 1).................    3,697,868      2,173,248      88,860,548              --      32,509,485
Receivables:
  Investment securities sold............           --             --         655,775      14,624,861         105,121
  Interest and dividends................       83,496         93,625         342,507         326,671           6,794
  Subscriptions of capital stock........        7,826         49,493              --         114,204              --
Deferred registration costs (Note 1)....       34,901         28,547          47,261          34,146          25,367
Prepaid expenses........................        1,161          1,173          48,007          18,566           2,584
                                          ------------   ------------   -------------   -------------   -------------
TOTAL ASSETS............................   45,532,542     44,642,218     638,001,353     878,712,381     163,855,127
                                          ------------   ------------   -------------   -------------   -------------
LIABILITIES:
  Bank overdraft........................           --             --              --              --       1,454,798
  Payable upon return of securities
    loaned (Note 1).....................    3,697,868      2,173,248      88,860,548              --      32,509,485
  Payable for investment securities
    purchased...........................           --        124,915       6,708,745      12,466,169         893,500
  Redemptions of capital stock..........           --             --          52,831          71,851          85,090
  Payable for investment advisory and
    management fees (Note 2)............       32,329         32,156         329,192         513,299          99,175
  Payable for distribution fees (Note
    2)..................................        3,125          3,171          25,144          32,779          10,139
  Accounts payable and accrued
    expenses............................       17,912         16,715          85,680         127,036          33,947
                                          ------------   ------------   -------------   -------------   -------------
TOTAL LIABILITIES.......................    3,751,234      2,350,205      96,062,140      13,211,134      35,086,134
                                          ------------   ------------   -------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 10,000,000,000
    shares; respectively................   39,284,399     36,431,122     344,458,454     591,880,282      92,673,033
  Unrealized appreciation of
    investments.........................    3,040,117      6,388,729     142,281,224     153,914,659      11,207,969
  Undistributed net investment income
    (loss)..............................       27,902         39,600        (487,144)     (1,735,735)       (705,450)
  Accumulated net realized gain (loss)
    from the sale of investments........     (571,110)      (567,438)     55,686,679     121,442,041      25,593,441
                                          ------------   ------------   -------------   -------------   -------------
TOTAL NET ASSETS........................  $41,781,308    $42,292,013    $541,939,213    $865,501,247    $128,768,993
                                          ------------   ------------   -------------   -------------   -------------
                                          ------------   ------------   -------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $177,239,766; $25,507,258;
  $25,579,846; $480,132,759;
  $681,717,336; and $102,380,432;
  respectively and 9,725,115; 2,008,450;
  1,727,790; 22,041,282; 24,747,891;
  and, 3,755,927 shares outstanding;
  respectively).........................       $12.70         $14.80          $21.78          $27.55          $27.26
                                          ------------   ------------   -------------   -------------   -------------
Class B shares (based on net assets of
  $13,454,700; $6,014,308; $6,586,723;
  $20,654,268; $16,988,365; and
  $8,359,582; respectively and 743,493;
  479,413; 446,109; 990,139; 646,781;
  and, 315,752 shares outstanding;
  respectively).........................       $12.55         $14.76          $20.86          $26.27          $26.48
                                          ------------   ------------   -------------   -------------   -------------
Class C shares (based on net assets of
  $7,490,526; $2,327,328; $2,547,254;
  $4,991,249; $3,790,251; and
  $2,549,322; respectively and 415,673;
  185,455; 172,531; 239,309; 144,307;
  and, 96,215 shares outstanding;
  respectively).........................       $12.55         $14.76          $20.86          $26.27          $26.50
                                          ------------   ------------   -------------   -------------   -------------
Class H shares (based on net assets of
  $29,757,910; $7,932,414; $7,578,190;
  $36,160,937; $44,941,285; and
  $15,479,657; respectively and
  1,645,030; 632,001; 513,302;
  1,732,250; 1,709,922; and, 584,208
  shares outstanding; respectively).....       $12.55         $14.76          $20.88          $26.28          $26.50
                                          ------------   ------------   -------------   -------------   -------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $118,064,010; and $0;
  respectively and 0; 0; 0; 0;
  4,233,574; and, 0 shares outstanding;
  respectively).........................           --             --              --          $27.89              --
                                          ------------   ------------   -------------   -------------   -------------

FORTIS STOCK FUNDS

Statements of Operations

(Unaudited)

For The Six-Month Period Ended February 28, 1999

--------------------------------------------------------------------------------

                                             ASSET
                                           ALLOCATION
                                           PORTFOLIO
                                          ------------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $ 2,386,171
    Dividend income.....................      577,197
    Fee income (Note 1).................       17,169
                                          ------------
  Total income..........................    2,980,537
                                          ------------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................      950,232
    Distribution fees (Class A) (Note
     2).................................      376,522
    Distribution fees (Class B) (Note
     2).................................       59,107
    Distribution fees (Class C) (Note
     2).................................       34,098
    Distribution fees (Class H) (Note
     2).................................      133,900
    Registration fees...................       26,034
    Shareholders' notices and reports...       14,381
    Legal and auditing fees (Note 2)....       13,178
    Custodian fees......................       12,397
    Directors' fees and expenses........        6,045
    Other...............................        5,505
                                          ------------
  Total expenses........................    1,631,399
                                          ------------
NET INVESTMENT INCOME (LOSS)............    1,349,138
                                          ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................   14,478,368
  Net change in unrealized appreciation
    of investments in securities........   23,183,047
                                          ------------
NET GAIN ON INVESTMENTS.................   37,661,415
                                          ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $39,010,553
                                          ------------
                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                         GROWTH &                                       CAPITAL
                                             VALUE        INCOME         CAPITAL         GROWTH       APPRECIATION
                                             FUND          FUND           FUND            FUND         PORTFOLIO
                                          -----------   -----------   -------------   -------------   ------------
NET INVESTMENT INCOME:
Income:
  Interest income.......................  $   37,067    $  116,045    $    692,070    $  2,181,944    $   184,287
  Dividend income.......................     364,620       439,969       1,566,448         569,059         20,239
  Fee income (Note 1)...................       1,679         3,047          60,823              --         86,405
                                          -----------   -----------   -------------   -------------   ------------
Total income............................     403,366       559,061       2,319,341       2,751,003        290,931
                                          -----------   -----------   -------------   -------------   ------------
Expenses:
  Investment advisory and management
    fees (Note 2).......................     201,296       197,047       1,863,943       3,131,654        589,393
  Distribution fees (Class A) (Note
    2)..................................      30,729        29,823         525,054         828,124        220,376
  Distribution fees (Class B) (Note
    2)..................................      27,973        29,767          79,904          75,770         37,609
  Distribution fees (Class C) (Note
    2)..................................      11,598        12,321          19,649          16,972         12,711
  Distribution fees (Class H) (Note
    2)..................................      38,808        35,665         144,216         206,189         73,264
  Registration fees.....................      14,877        22,315          34,490          41,456         21,727
  Shareholders' notices and reports.....       4,364         3,868          76,942          78,320         12,893
  Legal and auditing fees (Note 2)......       7,190         5,339          21,918          26,629          7,387
  Custodian fees........................       9,918         3,447          14,877          24,795         12,442
  Directors' fees and expenses..........       1,042           867          10,116          24,100          3,620
  Other.................................       1,141           976          15,376          32,729          4,959
                                          -----------   -----------   -------------   -------------   ------------
Total expenses..........................     348,936       341,435       2,806,485       4,486,738        996,381
                                          -----------   -----------   -------------   -------------   ------------
NET INVESTMENT INCOME (LOSS)............      54,430       217,626        (487,144)     (1,735,735)      (705,450)
                                          -----------   -----------   -------------   -------------   ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................     298,690      (560,801)     55,746,465     166,055,197     36,679,927
  Net change in unrealized appreciation
    of investments in securities........   6,349,554     6,025,671      90,296,850      18,203,095      1,121,944
                                          -----------   -----------   -------------   -------------   ------------
NET GAIN ON INVESTMENTS.................   6,648,244     5,464,870     146,043,315     184,258,292     37,801,871
                                          -----------   -----------   -------------   -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $6,702,674    $5,682,496    $145,556,171    $182,522,557    $37,096,421
                                          -----------   -----------   -------------   -------------   ------------
                                          -----------   -----------   -------------   -------------   ------------

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED      FOR THE
                                           FEBRUARY 28,     YEAR ENDED
                                               1999         AUGUST 31,
                                           (UNAUDITED)         1998
                                          --------------  --------------
OPERATIONS:
  Net investment income.................  $    1,349,138  $    3,947,032
  Net realized gain from security
    transactions........................      14,478,368      24,129,373
  Net change in unrealized appreciation
    (depreciation) on investments in
    securities..........................      23,183,047     (23,341,382)
                                          --------------  --------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................      39,010,553       4,735,023
                                          --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (1,236,914)     (3,530,865)
    Class B.............................         (53,528)       (143,082)
    Class C.............................         (31,624)        (89,621)
    Class H.............................        (123,041)       (329,951)
  From net realized gains on investments
    Class A.............................     (17,270,217)    (17,863,647)
    Class B.............................      (1,236,973)       (930,570)
    Class C.............................        (718,168)       (594,047)
    Class H.............................      (2,772,867)     (2,139,737)
                                          --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (23,443,332)    (25,621,520)
                                          --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (744,937 and 1,109,799
     shares)............................      13,625,756      20,793,396
    Class B (140,296 and 206,273
     shares)............................       2,543,572       3,816,059
    Class C (73,209 and 140,714
     shares)............................       1,321,229       2,591,158
    Class H (293,179 and 550,316
     shares)............................       5,303,713      10,208,415
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (984,248 and 1,160,677
     shares)............................      17,407,228      19,984,798
    Class B (71,655 and 61,525
     shares)............................       1,259,311       1,051,151
    Class C (41,840 and 39,182
     shares)............................         732,402         666,985
    Class H (160,204 and 138,497
     shares)............................       2,815,479       2,364,813
  Less cost of repurchase of shares
    Class A (987,772 and 1,543,509
     shares)............................     (18,094,503)    (28,876,194)
    Class B (59,398 and 72,269
     shares)............................      (1,086,720)     (1,344,891)
    Class C (47,777 and 86,062
     shares)............................        (864,573)     (1,563,619)
    Class H (176,690 and 229,288
     shares)............................      (3,245,511)     (4,274,549)
                                          --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................      21,717,383      25,417,522
                                          --------------  --------------
TOTAL INCREASE IN NET ASSETS............      37,284,604       4,531,025
NET ASSETS:
  Beginning of period...................     190,658,298     186,127,273
                                          --------------  --------------
  End of period (includes undistributed
    net investment income of $539,949
    and $635,918, respectively).........  $  227,942,902  $  190,658,298
                                          --------------  --------------
                                          --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

VALUE FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED      FOR THE
                                           FEBRUARY 28,     YEAR ENDED
                                               1999         AUGUST 31,
                                           (UNAUDITED)         1998
                                          --------------  --------------
OPERATIONS:
  Net investment income.................   $     54,430   $      103,235
  Net realized gain from security
    transacations.......................        298,690        4,405,530
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      6,349,554       (6,711,081)
                                          --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      6,702,674       (2,202,316)
                                          --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (90,240)        (116,019)
  From net realized gains on investments
    Class A.............................     (2,397,760)      (1,834,718)
    Class B.............................       (554,315)        (316,546)
    Class C.............................       (230,232)        (128,889)
    Class H.............................       (753,187)        (582,859)
                                          --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (4,025,734)      (2,979,031)
                                          --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (251,837 and 874,678
     shares)............................      3,215,371       12,265,360
    Class B (76,351 and 247,000
     shares)............................        974,543        3,441,440
    Class C (35,024 and 102,283
     shares)............................        446,674        1,427,509
    Class H (71,283 and 319,681
     shares)............................        902,180        4,443,733
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (189,320 and 147,749
     shares)............................      2,381,643        1,917,777
    Class B (43,127 and 24,075
     shares)............................        536,500          310,563
    Class C (18,157 and 9,863 shares)...        226,060          127,233
    Class H (59,339 and 44,057
     shares)............................        738,766          568,335
  Less cost of repurchase of shares
    Class A (326,956 and 745,823
     shares)............................     (4,196,700)     (10,582,157)
    Class B (49,325 and 47,076
     shares)............................       (638,391)        (652,071)
    Class C (37,587 and 17,164
     shares)............................       (484,054)        (243,534)
    Class H (97,338 and 130,647
     shares)............................     (1,248,023)      (1,826,504)
                                          --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................      2,854,569       11,197,684
                                          --------------  --------------
TOTAL INCREASE IN NET ASSETS............      5,531,509        6,016,337
NET ASSETS:
  Beginning of period...................     36,249,799       30,233,462
                                          --------------  --------------
  End of period (includes undistributed
    net investment income of $27,902 and
    $63,712, respectively)..............   $ 41,781,308   $   36,249,799
                                          --------------  --------------
                                          --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED      FOR THE
                                           FEBRUARY 28,     YEAR ENDED
                                               1999         AUGUST 31,
                                           (UNAUDITED)         1998
                                          --------------  --------------
OPERATIONS:
  Net investment income.................   $    217,626    $    450,371
  Net realized gain (loss) from security
    transacations.......................       (560,801)      1,099,245
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      6,025,671      (2,106,124)
                                          --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      5,682,496        (556,508)
                                          --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (218,650)       (301,319)
    Class B.............................        (32,271)        (34,770)
    Class C.............................        (13,598)        (16,440)
    Class H.............................        (39,398)        (57,011)
  From net realized gains on investments
    Class A.............................       (643,717)        (10,124)
    Class B.............................       (159,781)         (2,098)
    Class C.............................        (66,984)         (1,029)
    Class H.............................       (193,318)         (3,660)
                                          --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (1,367,717)       (426,451)
                                          --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (309,535 and 884,571
     shares)............................      4,497,968      12,851,409
    Class B (83,047 and 259,849
     shares)............................      1,211,869       3,766,301
    Class C (28,478 and 101,311
     shares)............................        407,163       1,476,183
    Class H (94,911 and 235,030
     shares)............................      1,375,171       3,401,436
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (58,348 and 20,537
     shares)............................        838,062         295,600
    Class B (13,200 and 2,527 shares)...        189,635          36,284
    Class C (5,486 and 1,174 shares)....         78,816          16,824
    Class H (15,545 and 4,142 shares)...        223,313          59,106
  Less cost of repurchase of shares
    Class A (231,167 and 378,949
     shares)............................     (3,377,449)     (5,467,953)
    Class B (42,095 and 47,488
     shares)............................       (614,372)       (680,889)
    Class C (29,904 and 33,012
     shares)............................       (426,306)       (477,648)
    Class H (76,288 and 150,375
     shares)............................     (1,102,457)     (2,206,474)
                                          --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................      3,301,413      13,070,179
                                          --------------  --------------
TOTAL INCREASE IN NET ASSETS............      7,616,192      12,087,220
NET ASSETS:
  Beginning of period...................     34,675,821      22,588,601
                                          --------------  --------------
  End of period (includes undistributed
    net investment income of $39,600 and
    $125,891, respectively).............   $ 42,292,013    $ 34,675,821
                                          --------------  --------------
                                          --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL FUND

--------------------------------------------------------------------------------
                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED       FOR THE
                                           FEBRUARY 28,      YEAR ENDED
                                               1999          AUGUST 31,
                                            (UNAUDITED)         1998
                                          ---------------  --------------
OPERATIONS:
  Net investment loss...................  $      (487,144) $   (1,275,290)
  Net realized gain from security
    transacations.......................       55,746,465      99,276,929
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................       90,296,850     (90,739,760)
                                          ---------------  --------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................      145,556,171       7,261,879
                                          ---------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments
    Class A.............................      (87,038,147)    (51,765,513)
    Class B.............................       (2,796,670)     (1,230,974)
    Class C.............................         (665,336)       (528,829)
    Class H.............................       (5,017,347)     (2,412,647)
                                          ---------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (95,517,500)    (55,937,963)
                                          ---------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (4,677,986 and 1,862,268
     shares)............................       77,254,785      47,595,909
    Class B (159,679 and 147,489
     shares)............................        4,304,597       3,672,027
    Class C (34,481 and 139,698
     shares)............................          938,984       3,497,435
    Class H (286,544 and 241,584
     shares)............................        7,582,939       6,064,134
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (4,497,557 and 2,201,521
     shares)............................       79,966,564      47,971,130
    Class B (159,241 and 57,622
     shares)............................        2,718,565       1,226,194
    Class C (38,657 and 11,228
     shares)............................          659,875         238,938
    Class H (280,582 and 107,308
     shares)............................        4,792,456       2,284,583
  Less cost of repurchase of shares
    Class A (5,411,330 and 3,138,422
     shares)............................     (116,308,716)    (79,897,413)
    Class B (56,919 and 59,107
     shares)............................       (1,139,906)     (1,460,979)
    Class C (29,641 and 93,825
     shares)............................         (610,355)     (2,064,335)
    Class H (202,772 and 130,973
     shares)............................       (4,103,212)     (3,224,275)
  Issuance of shares in connection with
    fund merger(Note 3)
    Class A (4,303,728 and 0 shares)....       77,701,653              --
    Class B (298,388 and 0 shares)......        5,171,124              --
    Class C (82,934 and 0 shares).......        1,437,049              --
    Class H (586,642 and 0 shares)......       10,173,846              --
                                          ---------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................      150,540,248      25,903,348
                                          ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      200,578,919     (22,772,736)
NET ASSETS:
  Beginning of period...................      341,360,294     364,133,030
                                          ---------------  --------------
  End of period (includes undistributed
    net investment loss of $487,144 and
    $0, respectively)...................  $   541,939,213  $  341,360,294
                                          ---------------  --------------
                                          ---------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH FUND

--------------------------------------------------------------------------------
                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED
                                           FEBRUARY 28,        FOR THE
                                               1999          YEAR ENDED
                                            (UNAUDITED)    AUGUST 31, 1998
                                          ---------------  ---------------
OPERATIONS:
  Net investment loss...................  $    (1,735,735) $    (2,778,444)
  Net realized gain from security
    transacations.......................      166,055,197      192,064,434
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................       18,203,095     (269,075,788)
                                          ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      182,522,557      (79,789,798)
                                          ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments
    Class A.............................     (184,308,445)     (73,567,568)
    Class B.............................       (4,328,600)      (1,380,595)
    Class C.............................         (982,653)        (263,230)
    Class H.............................      (11,801,227)      (3,821,196)
    Class Z.............................      (29,609,385)     (11,439,433)
                                          ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (231,030,310)     (90,472,022)
                                          ---------------  ---------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (8,414,372 and 8,712,019
     shares)............................      258,036,328      316,513,028
    Class B (91,135 and 137,137
     shares)............................        2,661,762        4,825,473
    Class C (22,802 and 39,174
     shares)............................          695,182        1,368,169
    Class H (235,153 and 334,801
     shares)............................        6,963,461       11,860,557
    Class Z (342,658 and 633,162
     shares)............................       10,445,883       22,701,753
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (6,493,288 and 2,215,552
     shares)............................      175,708,363       70,609,674
    Class B (165,721 and 44,166
     shares)............................        4,282,240        1,370,898
    Class C (37,975 and 8,466 shares)...          981,286          262,702
    Class H (452,808 and 121,751
     shares)............................       11,709,603        3,780,372
    Class Z (1,045,590 and 344,351
     shares)............................       28,628,247       11,036,437
  Less cost of repurchase of shares
    Class A (9,698,161 and 11,076,500
     shares)............................     (295,752,709)    (403,375,496)
    Class B (40,454 and 83,531
     shares)............................       (1,205,977)      (2,961,085)
    Class C (11,375 and 17,551
     shares)............................         (336,511)        (618,203)
    Class H (171,716 and 219,058
     shares)............................       (5,128,755)      (7,761,611)
    Class Z (334,001 and 797,075
     shares)............................      (10,475,377)     (29,021,990)
                                          ---------------  ---------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..........................      187,213,026          590,678
                                          ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      138,705,273     (169,671,142)
NET ASSETS:
  Beginning of period...................      726,795,974      896,467,116
                                          ---------------  ---------------
  End of period (includes net investment
    loss of $1,735,735 and $0,
    respectively).......................  $   865,501,247  $   726,795,974
                                          ---------------  ---------------
                                          ---------------  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED      FOR THE
                                           FEBRUARY 28,     YEAR ENDED
                                               1999         AUGUST 31,
                                           (UNAUDITED)         1998
                                          --------------  --------------
OPERATIONS:
  Net investment loss...................  $     (705,450) $   (1,429,668)
  Net realized gain from security
    transacations.......................      36,679,927      21,798,973
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................       1,121,944     (35,067,587)
                                          --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............      37,096,421     (14,698,282)
                                          --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments
    Class A.............................     (25,279,823)             --
    Class B.............................      (1,973,639)             --
    Class C.............................        (717,382)             --
    Class H.............................      (3,821,793)             --
                                          --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (31,792,637)             --
                                          --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,160,383 and 1,784,435
     shares)............................      64,171,676      60,422,475
    Class B (47,881 and 67,943
     shares)............................       1,358,697       2,245,080
    Class C (301,234 and 69,065
     shares)............................       8,821,750       2,233,307
    Class H (75,009 and 143,196
     shares)............................       2,131,152       4,725,103
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (934,544 and 0 shares)......      24,709,359              --
    Class B (75,977 and 0 shares).......       1,953,357              --
    Class C (27,679 and 0 shares).......         712,172              --
    Class H (147,498 and 0 shares)......       3,795,119              --
  Less cost of repurchase of shares
    Class A (2,359,824 and 2,208,559
     shares)............................     (70,827,659)    (74,574,459)
    Class B (33,891 and 59,677
     shares)............................        (980,274)     (1,999,115)
    Class C (301,902 and 61,977
     shares)............................      (8,881,985)     (1,979,707)
    Class H (98,642 and 126,141
     shares)............................      (2,886,944)     (4,222,152)
                                          --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS...............      24,076,420     (13,149,468)
                                          --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      29,380,204     (27,847,750)
NET ASSETS:
  Beginning of period...................      99,388,789     127,236,539
                                          --------------  --------------
  End of period (includes net investment
    loss of $705,450 and $0,
    respectively).......................  $  128,768,993  $   99,388,789
                                          --------------  --------------
                                          --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage") and Fortis Value Fund, Fortis Growth & Income Fund and Fortis Capital Fund are funds of Fortis Equity Portfolios, Inc. ("Fortis Equity"). The investment objectives of each portfolio are as follows:

   - The objective of the Fortis Asset Allocation Portfolio is maximum total return on invested capital, to be derived mainly from capital appreciation, dividends and interest.

   - The objective of Fortis Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on a concept of fundamental value.

   - The objective of the Fortis Growth & Income Fund is capital appreciation and current income. The fund invests primarily in equity securities that provide an income component.

   - The objective of the Fortis Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future.

   The Fortis Advantage Portfolios, Fortis Equity Portfolios and Fortis Growth Fund offer Class A, Class B, Class C and Class H shares.

   The Fortis Advantage Portfolios, Fortis Capital Fund and Fortis Growth Fund began to issue multiple class shares effective November 14, 1994. The inception of Fortis Value Fund and Fortis Growth & Income Fund was December 15, 1995, and the commencement of operations was January 2, 1996. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge or a contingent deferred sales charge and has no distribution fees. Only Fortis Growth Fund issues Class Z shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Asset Allocation Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. At February 28, 1999, the Asset Allocation Portfolio had entered into outstanding when-issued or forward commitments of $996,765.

   Consistent with its ability to purchase securities on a when-issued basis, the Asset Allocation Portfolio may enter into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The Asset Allocation Portfolio amortizes original issue discount, long term bond premium, and market discount.

   For the six-month period ended February 28, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 119,814,416     $ 126,255,718
Value Fund...................................       68,216,331        67,114,808
Growth & Income Fund.........................       11,118,600         7,371,172
Capital Fund.................................      401,850,331       304,490,896
Growth Fund..................................      494,854,755       519,327,421
Capital Appreciation Portfolio...............      167,588,750       145,738,623

--------------------------------------------------------------------------------

   LENDING OF PORTFOLIO SECURITIES: At February 28, 1999, securities were on loan to brokers from the funds. For collateral, the fund's custodian received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan and fee income from securities lending was as follows for the six-month period ended February 28, 1999:

                                                                                     Fee
                                                                                    Income
                                                                                   For the
                                                                                    Period
                                                                                    Ended
                                                                                   February
                                                  Securities                         28,
                                                   On Loan         Collateral        1999
-------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 28,901,163     $ 30,764,487     $17,169
Value Fund...................................       3,267,505        3,697,868       1,679
Growth & Income Fund.........................       2,054,425        2,173,248       3,047
Capital Fund.................................      83,093,236       88,860,548      60,823
Capital Appreciation Portfolio...............      29,796,556       32,509,485      86,405

   FEDERAL TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Fortis Asset Allocation Portfolio, and Fortis Growth & Income Fund to pay quarterly distributions from net investment income; Fortis Capital Appreciation Portfolio, Fortis Value Fund, Fortis Capital Fund, and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At February 28, 1999, investments in securities for the Asset Allocation Portfolio and the Growth & Income Fund included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets; at market value, at the date of purchase. The aggregate value of such securities at February 28, 1999, was $3,797,420 in the Asset Allocation Portfolio; $1,464,375 in the Growth & Income Fund, which represents 1.67% and 3.46 % of net assets, respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., (Advisers), is the investment adviser for each fund. Investment advisory and management fees are computed for Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Growth Fund, and Fortis Capital Appreciation Portfolio at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C, and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital Appreciation Portfolios and .25% of average daily net assets for Class A for each of Value Fund, Growth & Income Fund, Capital Fund, and Growth Fund and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                  Class A      Class B      Class C     Class H
------------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 235,819     $ 11,160     $1,103      $ 28,982
Value Fund...................................       59,322        8,330      1,004        15,980
Growth & Income Fund.........................       73,461        8,485        970        16,335
Capital Fund.................................      348,611       10,155      1,379        53,222
Growth Fund..................................      520,674       14,382        627        67,277
Capital Appreciation Portfolio...............      132,384       11,089        329        42,155

   For the period ended February 28, 1999, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

                                                 Amount
--------------------------------------------------------
Asset Allocation Portfolio...................    $2,876
Value Fund...................................       496
Growth & Income Fund.........................       397
Capital Fund.................................    10,017
Growth Fund..................................    13,240
Capital Appreciation.........................       984

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

3. FUND MERGER: Effective with the close of business on October 23, 1998, Fortis Fiduciary Fund was merged into Fortis Capital Fund. The merger was approved by the shareholders of Fortis Fiduciary Fund. Fortis Capital Fund will be the surviving entity for financial reporting and income tax purposes. The merger was accomplished by a tax free exchange as detailed below:

                                                  Net Assets
                                                      of
                                                  Fiduciary        Fiduciary        Capital
                                                   Fund on           Fund            Fund
                                                 October 23,        Shares          Shares
                                                     1998          Exchanged        Issued
---------------------------------------------------------------------------------------------
Class A......................................    $77,701,653       2,451,978       4,303,728
Class B......................................      5,171,124         171,119         298,388
Class C......................................      1,437,049          47,523          82,934
Class H......................................     10,173,846         336,674         586,642

   Fortis Fiduciary Fund's net assets at October 23, 1998 included unrealized appreciation of $20,759,680, accumulated net realized losses of ($347,629) and capital stock of $74,071,621.

   The net assets of Fortis Capital Fund's classes immediately before the merger were as follows:

Capital Fund                                      Net Assets
--------------------------------------------------------------
Class A......................................    $ 332,341,920
Class B......................................       10,427,170
Class C......................................        2,509,913
Class H......................................       18,726,666

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Stock Funds is presented based upon average fund shares outstanding:

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------------------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO                  1999**        1998         1997         1996        1995++       1994+++
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   16.91    $   18.98    $   16.48    $   16.52    $   14.44    $   15.43
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment gain - net.................         .13          .39          .39          .47          .43          .37
  Net realized and unrealized gain
    (loss) on investments...............        3.28          .13         3.47          .29         2.14         (.31)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from Operations...................        3.41          .52         3.86          .76         2.57          .06
                                           ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.14)        (.41)        (.41)        (.47)        (.40)        (.33)
  From net realized gains on
    investments.........................       (1.96)       (2.18)        (.95)        (.32)        (.09)        (.72)
  Excess distributions of net realized
    gains...............................          --           --           --         (.01)          --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (2.10)       (2.59)       (1.36)        (.80)        (.49)       (1.05)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   18.22    $   16.91    $   18.98    $   16.48    $   16.52    $   14.44
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total Return @..........................       20.60%        2.71%       24.62%        4.73%       18.25%          48%
Net assets end of period (000s
  omitted)..............................   $ 177,240    $ 151,920    $ 156,734    $ 136,656    $ 132,939    $ 119,395
Ratio of expenses to average daily net
  assets................................        1.42%*       1.44%        1.48%        1.50%        1.57%*       1.55%
Ratio of net investment income to
  average daily net assets..............        1.39%*       2.07%        2.22%        2.85%        3.31%*       2.60%
Portfolio turnover rate.................          59%         104%         109%          89%          94%          94%

*      Annualized.
**     Six-month period ended February 28, 1999.
++     Ten-month period ended August 31, 1995.
+++    For the year ended October 31, 1994.
@ These are the total returns durning the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                 Class B
                                           ----------------------------------------------------
                                                          Year Ended August 31,
                                           ----------------------------------------------------
ASSET ALLOCATION PORTFOLIO                  1999**      1998       1997       1996       1995+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  16.80    $ 18.87    $ 16.40    $ 16.46    $ 14.27
                                           --------    -------    -------    -------    -------
Operations:
  Investment gain - net.................        .07        .29        .27        .37        .39
  Net realized and unrealized gain
    (loss) on investments...............       3.28        .13       3.47        .29       2.26
                                           --------    -------    -------    -------    -------
Total from Operations...................       3.35        .42       3.74        .66       2.65
                                           --------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........       (.09)      (.31)      (.32)      (.39)      (.37)
  From net realized gains on
    investments.........................      (1.96)     (2.18)      (.95)      (.32)      (.09)
  Excess distributions of net realized
    gains...............................         --         --         --       (.01)        --
                                           --------    -------    -------    -------    -------
Total distributions to shareholders.....      (2.05)     (2.49)     (1.27)      (.72)      (.46)
                                           --------    -------    -------    -------    -------
Net asset value, end of period..........   $  18.10    $ 16.80    $ 18.87    $ 16.40    $ 16.46
                                           --------    -------    -------    -------    -------
Total Return @..........................      20.33%      2.14%     23.92%      4.12%     19.00%
Net assets end of period (000s
  omitted)..............................   $ 13,455    $ 9,928    $ 7,462    $ 4,411    $   692
Ratio of expenses to average daily net
  assets................................       1.97%*     1.99%      2.03%      2.05%      2.12%*
Ratio of net investment income to
  average daily net assets..............        .84%*     1.50%      1.67%      2.34%      2.51%*
Portfolio turnover rate.................         59%       104%       109%        89%        94%

                                                                      Class C
                                           -------------------------------------------------------------
                                                               Year Ended August 31,
                                           -------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO                  1999**        1998         1997         1996         1995+
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   16.74    $   18.81    $   16.35    $   16.41    $   14.27
                                           ---------    ---------    ---------    ---------    ---------
Operations:
  Investment gain - net.................         .05          .29          .26          .37          .39
  Net realized and unrealized gain
    (loss) on investments...............        3.28          .13         3.47          .29         2.21
                                           ---------    ---------    ---------    ---------    ---------
Total from Operations...................        3.33          .42         3.73          .66         2.60
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.09)        (.31)        (.32)        (.39)        (.37)
  From net realized gains on
    investments.........................       (1.96)       (2.18)        (.95)        (.32)        (.09)
  Excess distributions of net realized
    gains...............................          --           --           --         (.01)          --
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (2.05)       (2.49)       (1.27)        (.72)        (.46)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   18.02    $   16.74    $   18.81    $   16.35    $   16.41
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       20.28%        2.15%       23.93%        4.13%       18.64%
Net assets end of period (000s
  omitted)..............................   $   7,491    $   5,831    $   4,789    $   2,641    $     777
Ratio of expenses to average daily net
  assets................................        1.97%*       1.99%        2.03%        2.05%        2.12%*
Ratio of net investment income to
  average daily net assets..............         .84%*       1.51%        1.67%        2.33%        2.52%*
Portfolio turnover rate.................          59%         104%         109%          89%          94%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns durning the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                      Class H
                                           -------------------------------------------------------------
                                                               Year Ended August 31,
                                           -------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO                  1999**        1998         1997         1996        1995++
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   16.79    $   18.86    $   16.39    $   16.44    $   14.27
                                           ---------    ---------    ---------    ---------    ---------
Operations:
  Investment gain - net.................         .07          .29          .27          .38          .39
  Net realized and unrealized gain
    (loss) on investments...............        3.28          .13         3.47          .29         2.24
                                           ---------    ---------    ---------    ---------    ---------
Total from Operations...................        3.35          .42         3.74          .67         2.63
                                           ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.09)        (.31)        (.32)        (.39)        (.37)
  From net realized gains on
    investments.........................       (1.96)       (2.18)        (.95)        (.32)        (.09)
  Excess distributions of net realized
    gains...............................          --           --           --         (.01)          --
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (2.05)       (2.49)       (1.27)        (.72)        (.46)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   18.09    $   16.79    $   18.86    $   16.39    $   16.44
                                           ---------    ---------    ---------    ---------    ---------
Total Return @..........................       20.34%        2.15%       23.93%        4.19%       18.86%
Net assets end of period (000s
  omitted)..............................   $  29,758    $  22,979    $  17,142    $  10,904    $   4,676
Ratio of expenses to average daily net
  assets................................        1.97%*       1.99%        2.03%        2.05%        2.12%*
Ratio of net investment income to
  average daily net assets..............         .84%*       1.50%        1.67%        2.32%        2.54%*
Portfolio turnover rate.................          59%         104%         109%          89%          94%

                                                             Class A                                      Class B
                                           -------------------------------------------    ----------------------------------------
                                                      Year Ended August 31,                        Year Ended August 31,
                                           -------------------------------------------    ----------------------------------------
VALUE PORTFOLIO                             1999**       1998        1997       1996+     1999**      1998       1997       1996+
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  11.85    $  13.51    $  10.75    $ 10.00    $11.71     $ 13.39    $ 10.70    $ 10.00
                                           --------    --------    --------    -------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........        .04         .09         .09        .05      (.02)       (.02)      (.01)        --
  Net realized and unrealized gain
    (loss) on investments...............       2.16        (.30)       2.94        .70      2.16        (.30)      2.94        .70
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total from Operations...................       2.20        (.21)       3.03        .75      2.14        (.32)      2.93        .70
                                           --------    --------    --------    -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........       (.05)       (.09)       (.06)        --        --          --       (.03)        --
  From net realized gains on
    investments.........................      (1.30)      (1.36)       (.21)        --     (1.30)      (1.36)      (.21)        --
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total distributions to shareholders.....      (1.35)      (1.45)       (.27)        --     (1.30)      (1.36)      (.24)        --
                                           --------    --------    --------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $  12.70    $  11.85    $  13.51    $ 10.75    $12.55     $ 11.71    $ 13.39    $ 10.70
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total Return @..........................      18.68%      (2.52)%     28.66%      7.50%    18.39%      (3.33)%    27.75%      7.00%
Net assets end of period (000s
  omitted)..............................   $ 25,507    $ 22,449    $ 21,855    $ 9,847    $6,014     $ 4,794    $ 2,480    $   642
Ratio of expenses to average daily net
  assets................................       1.44%*      1.52%       1.59%      1.65%*    2.19%*      2.27%      2.34%      2.40%*
Ratio of net investment income to
  average daily net assets..............        .56%*       .55%        .72%       .75%*    (.19%)*     (.20%)     (.04%)       --
Portfolio turnover rate.................        174%        260%         93%        41%      174%        260%        93%        41%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
++ For the period from November 14, (initial offering of shares) to August 31, 1995.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                             Class C                                      Class H
                                           -------------------------------------------    ----------------------------------------
                                                      Year Ended August 31,                        Year Ended August 31,
                                           -------------------------------------------    ----------------------------------------
VALUE PORTFOLIO                             1999**       1998        1997       1996+     1999**      1998       1997       1996+
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  11.72    $  13.39    $  10.70    $ 10.00    $11.72     $ 13.39    $ 10.70    $ 10.00
                                           --------    --------    --------    -------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........       (.03)       (.01)       (.01)        --      (.03)       (.01)      (.01)        --
  Net realized and unrealized gain
    (loss) on investments...............       2.16        (.30)       2.94        .70      2.16        (.30)      2.94        .70
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total from Operations...................       2.13        (.31)       2.93        .70      2.13        (.31)      2.93        .70
                                           --------    --------    --------    -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........         --          --        (.03)        --        --          --       (.03)        --
  From net realized gains on
    investments.........................      (1.30)      (1.36)       (.21)        --     (1.30)      (1.36)      (.21)        --
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total distributions to shareholders.....      (1.30)      (1.36)       (.24)        --     (1.30)      (1.36)      (.24)        --
                                           --------    --------    --------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $  12.55    $  11.72    $  13.39    $ 10.70    $12.55     $ 11.72    $ 13.39    $ 10.70
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total Return @..........................      18.28%      (3.24)%     27.75%      7.00%    18.28%      (3.24)%    27.75%      7.00%
Net assets end of period (000s
  omitted)..............................   $  2,327    $  1,991    $  1,002    $   223    $7,932     $ 7,016    $ 4,896    $ 1,605
Ratio of expenses to average daily net
  assets................................       2.19%*      2.27%       2.34%      2.40%*    2.19%*      2.27%      2.34%      2.40%*
Ratio of net investment income to
  average daily net assets..............       (.19%)*     (.20%)      (.04%)       --      (.19%)*     (.20%)     (.04%)       --
Portfolio turnover rate.................        174%        260%         93%        41%      174%        260%        93%        41%

                                                             Class A                                      Class B
                                           -------------------------------------------    ----------------------------------------
                                                      Year Ended August 31,                        Year Ended August 31,
                                           -------------------------------------------    ----------------------------------------
GROWTH & INCOME PORTFOLIO                   1999**       1998        1997       1996+     1999**      1998       1997       1996+
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  13.20    $  13.06    $  10.35    $ 10.00    $13.16     $ 13.03    $ 10.32    $ 10.00
                                           --------    --------    --------    -------    -------    -------    -------    -------

Operations:
  Investment gain - net.................        .11         .32         .20        .07       .06         .20        .11        .02
  Net realized and unrealized gain on
    investments.........................       2.01         .07        2.77        .34      2.01         .07       2.77        .34
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total from Operations...................       2.12         .39        2.97        .41      2.07         .27       2.88        .36
                                           --------    --------    --------    -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........       (.13)       (.24)       (.16)      (.06)     (.08)       (.13)      (.07)      (.04)
  From net realized gains on
    investments.........................       (.39)       (.01)       (.10)        --      (.39)       (.01)      (.10)        --
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total distributions to shareholders.....       (.52)       (.25)       (.26)      (.06)     (.47)       (.14)      (.17)      (.04)
                                           --------    --------    --------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $  14.80    $  13.20    $  13.06    $ 10.35    $14.76     $ 13.16    $ 13.03    $ 10.32
                                           --------    --------    --------    -------    -------    -------    -------    -------
Total Return @..........................      16.24%       2.81%      29.00%      4.11%    15.84%       1.99%     28.16%      3.55%
Net assets end of period (000s
  omitted)..............................   $ 25,580    $ 20,994    $ 13,907    $ 3,117    $6,587     $ 5,159    $ 2,306    $   508
Ratio of expenses to average daily net
  assets................................       1.44%*      1.55%       1.75%      2.33%*    2.19%*      2.30%      2.50%      3.08%*
Ratio of net investment income to
  average daily net assets..............       1.40%*      1.71%       1.68%      1.16%*     .65%*       .96%       .92%       .35%*
Portfolio turnover rate.................         20%         20%         15%         5%       20%         20%        15%         5%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C                                     Class H
                                           ----------------------------------------    ----------------------------------------
                                                    Year Ended August 31,                       Year Ended August 31,
                                           ----------------------------------------    ----------------------------------------
GROWTH & INCOME PORTFOLIO                  1999**      1998       1997       1996+     1999**      1998       1997       1996+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $13.16     $ 13.03    $ 10.33    $ 10.00    $13.16     $ 13.03    $ 10.33    $ 10.00
                                           -------    -------    -------    -------    -------    -------    -------    -------

Operations:
  Investment gain - net.................      .06         .20        .10        .03       .06         .20        .10        .03
  Net realized and unrealized gain on
    investments.........................     2.01         .07       2.77        .34      2.01         .07       2.77        .34
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total from Operations...................     2.07         .27       2.87        .37      2.07         .27       2.87        .37
                                           -------    -------    -------    -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........     (.08)       (.13)      (.07)      (.04)     (.08)       (.13)      (.07)      (.04)
  From net realized gains on
    investments.........................     (.39)       (.01)      (.10)        --      (.39)       (.01)      (.10)        --
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total distributions to shareholders.....     (.47)       (.14)      (.17)      (.04)     (.47)       (.14)      (.17)      (.04)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $14.76     $ 13.16    $ 13.03    $ 10.33    $14.76     $ 13.16    $ 13.03    $ 10.33
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total Return @..........................    15.84%       1.99%     28.03%      3.65%    15.84%       1.99%     28.03%      3.65%
Net assets end of period (000s
  omitted)..............................   $2,547     $ 2,217    $ 1,290    $   302    $7,578     $ 6,306    $ 5,085    $ 1,286
Ratio of expenses to average daily net
  assets................................     2.19%*      2.30%      2.50%      3.08%*    2.19%*      2.30%      2.50%      3.08%*
Ratio of net investment income to
  average daily net assets..............      .65%*       .96%       .94%       .54%*     .65%*       .96%       .93%       .44%*
Portfolio turnover rate.................       20%         20%        15%         5%       20%         20%        15%         5%

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------------------------------------------------------------------------
CAPITAL FUND                                1999**        1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   22.37    $   26.13    $   21.89    $   21.22    $   18.36    $   18.12
                                           ---------    ---------    ---------    ---------    ---------    ---------

Operations:
  Investment gain (loss) - net..........        (.03)        (.08)        (.08)         .04          .08          .07
  Net realized and unrealized gain on
    investments.........................        5.70          .38         7.06          .67         3.62         1.73
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from Operations...................        5.67          .30         6.98          .71         3.70         1.80
                                           ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........          --           --         (.01)        (.04)        (.08)        (.12)
  From net realized gains on
    investments.........................       (6.26)       (4.06)       (2.73)          --         (.76)       (1.44)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (6.26)       (4.06)       (2.74)        (.04)        (.84)       (1.56)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   21.78    $   22.37    $   26.13    $   21.89    $   21.22    $   18.36
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total Return @..........................       31.65%        1.56%       34.57%        3.36%       21.49%       10.56%
Net assets end of period (000s
  omitted)..............................   $ 480,133    $ 312,582    $ 340,949    $ 277,587    $ 291,263    $ 245,776
Ratio of expenses to average daily net
  assets................................        1.12%*       1.13%        1.18%        1.21%        1.24%        1.21%
Ratio of net investment income to
  average daily net assets..............        (.13%)*      (.28%)       (.33%)        .17%         .42%         .41%
Portfolio turnover rate.................          68%          71%          43%          28%          14%          41%

*      Anualized.
**     Six-month period ended February 28, 1999.
+ For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                 Class B
                                           ----------------------------------------------------
                                                          Year Ended August 31,
                                           ----------------------------------------------------
CAPITAL FUND                                1999**      1998       1997       1996       1995+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  21.73    $ 25.67    $ 21.69    $ 21.14    $ 18.35
                                           --------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........       (.31)      (.26)      (.35)      (.12)        --
  Net realized and unrealized gain on
    investments.........................       5.70        .38       7.06        .67       3.58
                                           --------    -------    -------    -------    -------
Total from Operations...................       5.39        .12       6.71        .55       3.58
                                           --------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........         --         --         --         --       (.03)
  From net realized gains on
    investments.........................      (6.26)     (4.06)     (2.73)        --       (.76)
                                           --------    -------    -------    -------    -------
Total distributions to shareholders.....      (6.26)     (4.06)     (2.73)        --       (.79)
                                           --------    -------    -------    -------    -------
Net asset value, end of period..........   $  20.86    $ 21.73    $ 25.67    $ 21.69    $ 21.14
                                           --------    -------    -------    -------    -------
Total Return @..........................      31.21%       .80%     33.55%      2.60%     20.74%
Net assets end of period (000s
  omitted)..............................   $ 20,654    $ 9,339    $ 7,284    $ 4,097    $ 1,527
Ratio of expenses to average daily net
  assets................................       1.87%*     1.88%      1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............       (.88%)*   (1.03%)    (1.08%)     (.60%)     (.36%)*
Portfolio turnover rate.................         68%        71%        43%        28%        14%

                                                                 Class C
                                           ---------------------------------------------------
                                                          Year Ended August 31,
                                           ---------------------------------------------------
CAPITAL FUND                               1999**      1998       1997       1996       1995+
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $21.73     $ 25.68    $ 21.68    $ 21.13    $ 18.35
                                           -------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........     (.31)       (.27)      (.33)      (.12)        --
  Net realized and unrealized gain on
    investments.........................     5.70         .38       7.06        .67       3.57
                                           -------    -------    -------    -------    -------
Total from Operations...................     5.39         .11       6.73        .55       3.57
                                           -------    -------    -------    -------    -------

Distributions to shareholders:
  From investment income - net..........       --          --         --         --       (.03)
  From net realized gains on
    investments.........................    (6.26)      (4.06)     (2.73)        --       (.76)
                                           -------    -------    -------    -------    -------
Total distributions to shareholders.....    (6.26)      (4.06)     (2.73)        --       (.79)
                                           -------    -------    -------    -------    -------
Net asset value, end of period..........   $20.86     $ 21.73    $ 25.68    $ 21.68    $ 21.13
                                           -------    -------    -------    -------    -------
Total Return @..........................    31.21%        .76%     33.68%      2.60%     20.68%
Net assets end of period (000s
  omitted)..............................   $4,991     $ 2,453    $ 1,432    $   824    $   344
Ratio of expenses to average daily net
  assets................................     1.87%*      1.88%      1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............     (.88%)*    (1.03%)    (1.08%)     (.60%)     (.36%)*
Portfolio turnover rate.................       68%         71%        43%        28%        14%

*      Anualized.
**     Six-month period ended February 28, 1999.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                  Class H
                                           ------------------------------------------------------
                                                           Year Ended August 31,
                                           ------------------------------------------------------
CAPITAL FUND                                1999**       1998        1997       1996       1995+
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  21.74    $  25.68    $  21.69    $ 21.14    $ 18.35
                                           --------    --------    --------    -------    -------

Operations:
  Investment gain (loss) - net..........       (.30)       (.26)       (.34)      (.12)        --
  Net realized and unrealized gain on
    investments.........................       5.70         .38        7.06        .67       3.58
                                           --------    --------    --------    -------    -------
Total from Operations...................       5.40         .12        6.72        .55       3.58
                                           --------    --------    --------    -------    -------

Distributions to shareholders:
  From investment income - net..........         --          --          --         --       (.03)
  From net realized gains on
    investments.........................      (6.26)      (4.06)      (2.73)        --       (.76)
                                           --------    --------    --------    -------    -------
Total distributions to shareholders.....      (6.26)      (4.06)      (2.73)        --       (.79)
                                           --------    --------    --------    -------    -------
Net asset value, end of period..........   $  20.88    $  21.74    $  25.68    $ 21.69    $ 21.14
                                           --------    --------    --------    -------    -------
Total Return @..........................      31.26%        .80%      33.61%      2.60%     20.74%
Net assets end of period (000s
  omitted)..............................   $ 36,161    $ 16,987    $ 14,468    $ 8,052    $ 4,052
Ratio of expenses to average daily net
  assets................................       1.87%*      1.88%       1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............       (.88%)*    (1.03%)     (1.06%)     (.60%)     (.37%)*
Portfolio turnover rate.................         68%         71%         43%        28%        14%

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------------------------------------------------------------------------
GROWTH FUND                                 1999**        1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   29.78    $   37.32    $   32.14    $   32.66    $   26.25    $   29.09
                                           ---------    ---------    ---------    ---------    ---------    ---------

Operations:
  Investment income (loss) - net........        (.14)        (.11)        (.16)        (.11)        (.04)        (.10)
  Net realized and unrealized gains
    (losses) on investments.............        7.48        (3.59)        8.41         1.30         6.95         (.88)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        7.34        (3.70)        8.25         1.19         6.91         (.98)
                                           ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From net realized gains...............       (9.57)       (3.84)       (3.07)       (1.71)        (.50)       (1.86)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   27.55    $   29.78    $   37.32    $   32.14    $   32.66    $   26.25
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total Return @..........................       25.23%      (10.59)%      27.01%        4.09%       26.92%       (3.77)%
Net assets end of period (000s
  omitted)..............................   $ 681,717    $ 581,819    $ 734,654    $ 641,061    $ 670,753    $ 558,589
Ratio of expenses to average daily net
  assets................................        1.06%*       1.05%        1.07%        1.09%        1.13%        1.09%
Ratio of net investment income to
  average daily net assets..............        (.40%)*      (.29%)       (.45%)       (.33%)       (.13%)       (.36%)
Portfolio turnover rate.................          65%          61%          28%          32%          27%          23%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                  Class B
                                           ------------------------------------------------------
                                                           Year Ended August 31,
                                           ------------------------------------------------------
GROWTH FUND                                 1999**       1998        1997       1996       1995+
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  28.85    $  36.53    $  31.75    $ 32.48    $ 25.85
                                           --------    --------    --------    -------    -------

Operations:
  Investment income (loss) - net........       (.49)       (.25)       (.56)      (.32)      (.13)
  Net realized and unrealized gains
    (losses) on investments.............       7.48       (3.59)       8.41       1.30       7.26
                                           --------    --------    --------    -------    -------
Total from operations...................       6.99       (3.84)       7.85        .98       7.13
                                           --------    --------    --------    -------    -------

Distributions to shareholders:
  From net realized gains...............      (9.57)      (3.84)      (3.07)     (1.71)      (.50)
                                           --------    --------    --------    -------    -------
Net asset value, end of period..........   $  26.27    $  28.85    $  36.53    $ 31.75    $ 32.48
                                           --------    --------    --------    -------    -------
Total Return @..........................      24.78%     (11.25)%     26.02%      3.45%     28.17%
Net assets end of period (000s
  omitted)..............................   $ 16,988    $ 12,417    $ 12,149    $ 6,710    $ 2,179
Ratio of expenses to average daily net
  assets................................       1.81%*      1.80%       1.82%      1.84%      1.88%*
Ratio of net investment income to
  average daily net assets..............      (1.55%)*    (1.04%)     (1.19%)    (1.07%)    (1.09%)*
Portfolio turnover rate.................         65%         61%         28%        32%        27%

                                                                 Class C
                                           ---------------------------------------------------
                                                          Year Ended August 31,
                                           ---------------------------------------------------
GROWTH FUND                                1999**      1998       1997       1996       1995+
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $28.85     $ 36.52    $ 31.75    $ 32.49    $ 25.85
                                           -------    -------    -------    -------    -------

Operations:
  Investment income (loss) - net........     (.49)       (.24)      (.57)      (.33)      (.10)
  Net realized and unrealized gains
    (losses) on investments.............     7.48       (3.59)      8.41       1.30       7.24
                                           -------    -------    -------    -------    -------
Total from operations...................     6.99       (3.83)      7.84        .97       7.14
                                           -------    -------    -------    -------    -------

Distributions to shareholders:
  From net realized gains...............    (9.57)      (3.84)     (3.07)     (1.71)      (.50)
                                           -------    -------    -------    -------    -------
Net asset value, end of period..........   $26.27     $ 28.85    $ 36.52    $ 31.75    $ 32.49
                                           -------    -------    -------    -------    -------
Total Return @..........................    24.78%     (11.22)%    25.98%      3.41%     28.21%
Net assets end of period (000s
  omitted)..............................   $3,790     $ 2,738    $ 2,367    $ 1,077    $   264
Ratio of expenses to average daily net
  assets................................     1.81%*      1.80%      1.82%      1.84%      1.88%*
Ratio of net investment income to
  average daily net assets..............    (1.15%)*    (1.04%)    (1.19%)    (1.07%)    (1.10%)*
Portfolio turnover rate.................       65%         61%        28%        32%        27%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                   Class H
                                           -------------------------------------------------------
                                                            Year Ended August 31,
                                           -------------------------------------------------------
GROWTH FUND                                 1999**       1998        1997        1996       1995+
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  28.86    $  36.54    $  31.75    $  32.49    $ 25.85
                                           --------    --------    --------    --------    -------

Operations:
  Investment income (loss) - net........       (.49)       (.25)       (.55)       (.33)      (.11)
  Net realized and unrealized gains
    (losses) on investments.............       7.48       (3.59)       8.41        1.30       7.25
                                           --------    --------    --------    --------    -------
Total from operations...................       6.99       (3.84)       7.86         .97       7.14
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
  From net realized gains...............      (9.57)      (3.84)      (3.07)      (1.71)      (.50)
                                           --------    --------    --------    --------    -------
Net asset value, end of period..........   $  26.28    $  28.86    $  36.54    $  31.75    $ 32.49
                                           --------    --------    --------    --------    -------
Total Return @..........................      24.76%     (11.25)%     26.05%       3.41%     28.21%
Net assets end of period (000s
  omitted)..............................   $ 44,941    $ 34,453    $ 34,941    $ 21,176    $ 6,867
Ratio of expenses to average daily net
  assets................................       1.81%*      1.80%       1.82%       1.84%      1.88%*
Ratio of net investment income to
  average daily net assets..............      (1.15%)*    (1.04%)     (1.19%)     (1.07%)    (1.10%)*
Portfolio turnover rate.................         65%         61%         28%         32%        27%

                                                              Class Z
                                           ----------------------------------------------
                                                       Year Ended August 31,
                                           ----------------------------------------------
GROWTH FUND                                 1999**        1998        1997        1996++
-----------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   30.00    $  37.47    $   32.18    $  31.61
                                           ---------    --------    ---------    --------

Operations:
  Investment income (loss) - net........        (.02)       (.04)        (.05)         --
  Net realized and unrealized gains
    (losses) on investments.............        7.48       (3.59)        8.41         .57
                                           ---------    --------    ---------    --------
Total from operations...................        7.46       (3.63)        8.36         .57
                                           ---------    --------    ---------    --------

Distributions to shareholders:
  From net realized gains...............       (9.57)      (3.84)       (3.07)         --
                                           ---------    --------    ---------    --------
Net asset value, end of period..........   $   27.89    $  30.00    $   37.47    $  32.18
                                           ---------    --------    ---------    --------
Total Return @..........................       25.46%     (10.34)%      27.34%       1.80%
Net assets end of period (000s
  omitted)..............................   $ 118,064    $ 95,370    $ 112,356    $ 93,006
Ratio of expenses to average daily net
  assets................................         .81%*       .80%         .82%        .84%*
Ratio of net investment income to
  average daily net assets..............        (.15%)*     (.04%)       (.20%)       .01%*
Portfolio turnover rate.................          65%         61%          28%         32%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
++ For the period from March 1, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class A
                                           -----------------------------------------------------------------------
                                                                    Year Ended August 31,
                                           -----------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              1999**        1998        1997         1996        1995++     1994+++
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   26.42    $  30.60    $   34.76    $   30.67    $  23.05    $ 27.38
                                           ---------    --------    ---------    ---------    --------    --------

Operations:
  Investment gain (loss) - net..........        (.15)       (.35)        (.26)        (.29)       (.17)      (.12)
  Net realized and unrealized gain
    (loss) on investments...............        9.49       (3.83)       (2.45)        4.61        7.79      (2.45)
                                           ---------    --------    ---------    ---------    --------    --------
Total from Operations...................        9.34       (4.18)       (2.71)        4.32        7.62      (2.57)
                                           ---------    --------    ---------    ---------    --------    --------

Distributions to shareholders:
  From net realized gains on
    investments.........................       (8.50)         --        (1.18)        (.23)         --      (1.76)
  Tax return of capital.................          --          --         (.27)          --          --         --
                                           ---------    --------    ---------    ---------    --------    --------
Total distributions to shareholders.....       (8.50)         --        (1.45)        (.23)         --      (1.76)
                                           ---------    --------    ---------    ---------    --------    --------
Net asset value, end of period..........   $   27.26    $  26.42    $   30.60    $   34.76    $  30.67    $ 23.05
                                           ---------    --------    ---------    ---------    --------    --------
Total Return @..........................       36.35%     (13.66)%      (7.89)%      14.21%      33.06%     (9.56)%
Net assets end of period (000s
  omitted)..............................   $ 102,380    $ 79,813    $ 105,422    $ 114,310    $ 90,918    $68,352
Ratio of expenses to average daily net
  assets................................        1.51%*      1.52%        1.55%        1.56%       1.69%*     1.62%
Ratio of net investment income to
  average daily net assets..............       (1.04%)*     (.97%)       (.84%)       (.96%)      (.82%)*    (.61%)
Portfolio turnover rate.................         124%         47%          25%          34%         21%        36%

                                                                 Class B
                                           ----------------------------------------------------
                                                          Year Ended August 31,
                                           ----------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              1998**      1998       1997       1996       1995+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  25.90    $ 30.16    $ 34.46    $ 30.57    $ 22.45
                                           --------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........       (.41)      (.43)      (.40)      (.49)      (.35)
  Net realized and unrealized gain
    (loss) on investments...............       9.49      (3.83)     (2.45)      4.61       8.47
                                           --------    -------    -------    -------    -------
Total from Operations...................       9.08      (4.26)     (2.85)      4.12       8.12
                                           --------    -------    -------    -------    -------

Distributions to shareholders:
  From net realized gains on
    investments.........................      (8.50)        --      (1.18)      (.23)        --
  Tax return of capital.................         --         --       (.27)        --         --
                                           --------    -------    -------    -------    -------
Total distributions to shareholders.....      (8.50)        --      (1.45)      (.23)        --
                                           --------    -------    -------    -------    -------
Net asset value, end of period..........   $  26.48    $ 25.90    $ 30.16    $ 34.46    $ 30.57
                                           --------    -------    -------    -------    -------
Total Return @..........................      36.04%    (14.12)%    (8.38)%    13.60%     36.17%
Net assets end of period (000s
  omitted)..............................   $  8,360    $ 5,849    $ 6,561    $ 4,522    $   841
Ratio of expenses to average daily net
  assets................................       2.06%*     2.07%      2.10%      2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............      (1.59%)*   (1.52%)    (1.39%)    (1.47%)    (1.61%)*
Portfolio turnover rate.................        124%        47%        25%        34%        21%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from Novemver 14, 1994 (initial offering of shares) to August 31, 1995.
++     Ten-month period ended August 31, 1995.
+++    For the year ended October 31, 1994.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS STOCK FUNDS

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                 Class C
                                           ---------------------------------------------------
                                                          Year Ended August 31,
                                           ---------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO             1998**      1998       1997       1996       1995+
----------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $25.92     $ 30.18    $ 34.48    $ 30.58    $ 22.45
                                           -------    -------    -------    -------    -------

Operations:
  Investment gain (loss) - net..........     (.41)       (.43)      (.40)      (.48)      (.36)
  Net realized and unrealized gain
    (loss) on investments...............     9.49       (3.83)     (2.45)      4.61       8.49
                                           -------    -------    -------    -------    -------
Total from Operations...................     9.08       (4.26)     (2.85)      4.13       8.13
                                           -------    -------    -------    -------    -------

Distributions to shareholders:
  From net realized gains on
    investments.........................    (8.50)         --      (1.18)      (.23)        --
  Tax return of capital.................       --          --       (.27)        --         --
                                           -------    -------    -------    -------    -------
Total distributions to shareholders.....    (8.50)         --      (1.45)      (.23)        --
                                           -------    -------    -------    -------    -------
Net asset value, end of period..........   $26.50     $ 25.92    $ 30.18    $ 34.48    $ 30.58
                                           -------    -------    -------    -------    -------
Total Return @..........................    36.01%     (14.12)%    (8.38)%    13.62%     36.21%
Net assets end of period (000s
  omitted)..............................   $2,549     $ 1,794    $ 1,875    $ 1,004    $   227
Ratio of expenses to average daily net
  assets................................     2.06%*      2.07%      2.10%      2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............    (1.59%)*    (1.52%)    (1.39%)    (1.46%)    (1.62%)*
Portfolio turnover rate.................      124%         47%        25%        34%        21%

                                                                   Class H
                                           -------------------------------------------------------
                                                            Year Ended August 31,
                                           -------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              1998**       1998        1997        1996       1995+
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  25.92    $  30.18    $  34.48    $  30.58    $ 22.45
                                           --------    --------    --------    --------    -------

Operations:
  Investment gain (loss) - net..........       (.41)       (.43)       (.40)       (.48)      (.36)
  Net realized and unrealized gain
    (loss) on investments...............       9.49       (3.83)      (2.45)       4.61       8.49
                                           --------    --------    --------    --------    -------
Total from Operations...................       9.08       (4.26)      (2.85)       4.13       8.13
                                           --------    --------    --------    --------    -------

Distributions to shareholders:
  From net realized gains on
    investments.........................      (8.50)         --       (1.18)       (.23)        --
  Tax return of capital.................         --          --        (.27)         --         --
                                           --------    --------    --------    --------    -------
Total distributions to shareholders.....      (8.50)         --       (1.45)       (.23)        --
                                           --------    --------    --------    --------    -------
Net asset value, end of period..........   $  26.50    $  25.92    $  30.18    $  34.48    $ 30.58
                                           --------    --------    --------    --------    -------
Total Return @..........................      36.01%     (14.12)%     (8.38)%     13.62%     36.21%
Net assets end of period (000s
  omitted)..............................   $ 15,480    $ 11,933    $ 13,379    $  9,575    $ 2,115
Ratio of expenses to average daily net
  assets................................       2.06%*      2.07%       2.10%       2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............      (1.59%)*    (1.52%)     (1.39%)     (1.46%)    (1.62%)*
Portfolio turnover rate.................        124%         47%         25%         34%        21%

*      Annualized.
**     Six-month period ended February 28, 1999.
+ For the period from Novemver 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       Norwest Bank Minnesota N.A.
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

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FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter; member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP
P.O. Box 64284
St. Paul, MN 55164

Fortis Stock Funds


Bulk Rate
U.S. Postage
PAID
Permit No. 3794
Minneapolis, MN

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Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

98356 -C- Fortis 4/99